UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska             68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period:1/31/11

Item 1.  Reports to Stockholders.

Arrow DWA Balanced Fund

Arrow DWA Tactical Fund

Arrow Alternative Solutions Fund

Arrow Managed Futures Trend Fund

Arrow Commodity Strategy Fund

Semi-Annual Report

January 31, 2011

1-877-277-6933

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Shareholder,

We are pleased to provide the semi-annual report covering the period ended January 31, 2011 for the Arrow Alternative Solutions Fund, Arrow Commodity Strategy Fund, Arrow DWA Balanced Fund, Arrow DWA Tactical Fund and Arrow Managed Futures Trend Fund. As a firm, we often emphasize the importance of client education on the potential benefits of alternative assets and tactical asset allocation. We believe all of our funds continue to support this philosophy.

Arrow Alternative Solutions Fund allows individual investors to gain exposure to multiple alternative strategies similar to those used by institutional investors. The strategy is designed to help reduce portfolio volatility while providing low correlation to traditional investments. The fund is managed on a risk/return basis, where risk and volatility are always on the forefront of each investment allocation. The fund is intended to be a conservative core alternative holding and seeks long-term absolute returns with a targeted risk objective.

The Arrow Alternative Solutions Fund’s assets are approximately $36 million. Since its inception in October 2007 through January 2011, the fund’s -3.80% annualized return (A-Shares) has fared well compared to the broad market S&P 500, which has returned -3.42% through the same time period. Despite the relatively mild annualized return figures, the S&P 500 has endured several wild swings since the fund’s inception. However, the fund’s value proposition of risk targeting through the use of alternative asset classes and long/short strategies offset much of the market’s volatility and provided smoother transitions during the extremely volatile periods of the past few years.

Arrow Commodity Strategy Fund allows individual investors to gain exposure to commodity markets by tracking the performance of the Longview Extended Commodity Index (LEX). With lower turnover than many other commodity indexes, the LEX is designed to better reflect the long-term performance of broad-based commodity markets.

The Arrow Commodity Strategy Fund was launched on December 31, 2010 and assets have quickly grown to more than $5 million. In its short one-month performance history, the fund has returned 1.50%. For a longer perspective, the fund’s benchmark has fared well over the past year through January 2011, returning 34.60%. It’s important to remember that index performance is before fees and expenses, and it is not possible to invest directly in an index. With that in mind, we are pleased with the performance of the benchmark and are hopeful for the future prospects of the fund and the potential value it can provide for investors seeking commodity exposure.

Arrow DWA Balanced Fund allows individual investors to gain exposure to sophisticated asset allocation strategies similar to those used by university endowments and institutional investors. The fund stays responsive to market conditions by allocating assets across a diverse array of market segments through a strict buy/sell discipline based on relative strength.

Through the end of January 2011, the fund’s assets have grown to exceed $350 million with annualized performance of 5.42% since inception in August 2006 (A-Shares). The fund’s tactical approach and broad market diversification continues to show benefits, especially considering the S&P 500 has returned an annualized 2.35% since the fund’s inception. The fund’s unique strategy continues to be well received, with performance ranking it in the top five of its peer group for 2010.

Arrow DWA Tactical Fund follows the DWA Systematic RS Global Macro Model, an aggressive tactical strategy for investors with an investment time horizon of generally more than five years. The strategy’s investment universe is globally diverse across multiple asset classes, but the fund will generally hold highly concentrated exposures of 10 positions. The tactical strategy is designed to adapt to the ever-changing market environment.

The Arrow DWA Tactical Fund’s assets have grown to more than $113 million through the end of January 2011. Since its inception in May 2008 through January 2010, the fund had an annualized return of -4.29% (A-Shares), largely due to the global market collapse that occurred shortly after the fund’s launch. However, over the past year through January 2011, the fund has returned 18.18%.

Arrow Managed Futures Trend Fund allows individual investors to gain exposure to the managed futures markets by tracking the performance of the Trader Vic Index (TVI)TM. With the ability to go long or short, the fund is designed to capture the economic benefit derived from both rising and declining trends within a cross section of commodity and financial futures markets.

The Arrow Managed Futures Trend Fund assets have reached more $33 million. Since its inception on April 30, 2010, the fund has returned 5.82%. Even though the S&P 500 has been on a nice run, returning more than 10% since the fund’s inception, it is important to keep in mind that the Arrow Managed Futures Trend Fund is meant to serve as a complement for long-only portfolios. The low-correlated nature of the fund’s benchmark, due to the long/short exposure across both financials and commodities, allows it to serve as a potential volatility buffer and alternative source of returns if the equity markets turn sour. On its own merits, the recent performance has been quite strong, likely due to the strength of commodities. But it is important to remember that the fund’s history is still relatively short and the investment objectives are intended for long-term investors.

For more information about our funds, please visit our website at www.arrowfunds.com. We are grateful for your investment in Arrow Funds and for your continued confidence in our company.

Sincerely,

Joseph J. Barrato
Chief Executive Officer
Arrow Investment Advisors, LLC
February 2011

0490-NLD-3/9/2011

The Arrow DWA Balanced Fund

PORTFOLIO REVIEW

January 31, 2011 (Unaudited)

The Fund’s performance figures* for the period ending January 31, 2011, compared to its benchmarks:

	Six Months	One Year	Inception** - January 31, 2011
The Arrow DWA Balanced Fund - Class A	10.99%	19.14%	5.42%
The Arrow DWA Balanced Fund - Class A with load	4.60%	12.32%	4.04%
The Arrow DWA Balanced Fund - Class C	10.43%	18.18%	4.62%
Barclays Aggregate Bond Index	0.20%	5.06%	6.27%
S&P 500 Total Return Index	17.93%	22.19%	2.35%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.   Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-877-277-6933.

** Inception date is August 7, 2006 for Class A and Class C shares.

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Equity Funds	44.0%
Debt Funds	25.4%
Foreign Index Funds	20.6%
Commodity Funds	9.4%
Other, Cash & Cash Equivalents	0.6%
100.0%

The Arrow DWA Tactical Fund

PORTFOLIO REVIEW

January 31, 2011 (Unaudited)

The Fund’s performance figures* for the period ending January 31, 2011, compared to its benchmarks:

	Six Months	One Year	Inception** - January 31, 2011
The Arrow DWA Tactical Fund - Class A	13.77%	18.18%	-4.29%
The Arrow DWA Tactical Fund - Class A with load	7.28%	11.34%	-6.39%
The Arrow DWA Tactical Fund - Class C	13.28%	17.41%	-5.00%
Barclays Aggregate Bond Index	0.20%	5.06%	6.21%
S&P 500 Total Return Index	17.93%	22.19%	-0.92%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-877-277-6933.

** Inception date is May 30, 2008 for Class A and Class C shares.

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Equity Funds	68.2%
Commodity Funds	31.1%
Other, Cash & Cash Equivalents	0.7%
100.0%

The Arrow Alternative Solutions Fund

PORTFOLIO REVIEW

January 31, 2011 (Unaudited)

The Fund’s performance figures* for the period ending January 31, 2011, compared to its benchmarks:

	Six Months	One Year	Inception** - January 31, 2011
The Arrow Alternative Solutions Fund - Class A	4.42%	-1.62%	-3.80%
The Arrow Alternative Solutions Fund - Class A with load	-1.62%	-7.31%	-5.53%
The Arrow Alternative Solutions Fund - Class C	3.99%	-2.34%	-4.46%
Barclays Aggregate Bond Index	0.20%	5.06%	6.14%
S&P 500 Total Return Index	17.93%	22.19%	-3.42%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-877-277-6933.

** Inception date is October 31, 2007 for Class A and Class C shares.

The Fund’s Top Asset Classes/Industry Sectors are as follows:

Asset Class/Industry Sector	% of Net Assets
U.S. Government and Agency Obligations	33.7%
Exchange Traded Funds	12.5%
Structured Notes	10.3%
Corporate Bonds and Notes	1.2%
Telecommunications	1.0%
Insurance	0.7%
Electronics	0.7%
Machinery-Construction & Mining	0.4%
Oil & Gas	0.4%
Water	0.4%
Internet	0.4%
Other, Cash & Cash Equivalents	38.3%
100.0%

The Arrow Managed Futures Fund

PORTFOLIO REVIEW

January 31, 2011 (Unaudited)

The Fund’s performance figures* for the period ending January 31, 2011, compared to its benchmarks:

	Six Months	Inception** - January 31, 2011
The Arrow Managed Futures Fund - Class A	10.80%	5.82%
The Arrow Managed Futures Fund - Class A with load	4.46%	-0.27%
The Arrow Managed Futures Fund - Class C	10.27%	5.31%
Trader Vic Index Total Return	0.20%	3.72%
S&P 500 Total Return Index	17.93%	10.03%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-877-277-6933.

Trader Vic Index (TVI): A rules-based index for measuring trends in the financial and commodity futures markets.

** Inception date is April 30, 2010 for Class A and Class C shares.

The Fund’s Top Asset Classes/Holdings are as follows:

Asset Class/Holdings	% of Net Assets
Structured Notes	0.7%
Other, Cash & Cash Equivalents	99.3%
100.0%

The Arrow Commodity Strategy Fund

PORTFOLIO REVIEW

January 31, 2011 (Unaudited)

The Fund’s performance figures* for the period ending January 31, 2011, compared to its benchmarks:

Inception** - January 31, 2011
The Arrow Commodity Strategy Fund - Class A	1.50%
The Arrow Commodity Strategy Fund - Class A with load	-4.34%
The Arrow Commodity Strategy Fund - Class C	1.50%
Longview Extended Commodity Index	1.86%
S&P 500 Total Return Index	2.37%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-877-277-6933.

Longview Extended Commodity Index (LEX): A fundamentally constructed index for measuring the performance of the commodity markets.

** Inception date is December 31, 2010 for Class A and Class C shares.

The Fund’s Top Asset Classes/holdings are as follows:

Asset Class/Holdings	% of Net Assets
Exchange Traded Notes-Commodity	9.5%
Other, Cash & Cash Equivalents	90.5%
100.0%

Arrow DWA Balanced Fund
PORTFOLIO OF INVESTMENTS
January 31, 2011 (Unaudited)
Shares		Value
	EXCHANGE TRADED FUNDS - 99.4%
	COMMODITY FUNDS - 9.4%
703,704	PowerShares DB Gold Fund * +	$ 32,975,569

	DEBT FUNDS - 25.4%
475,697	iShares Barclays 7-10 Year Treasury Bond Fund	44,620,379
556,184	Vanguard Short-Term Bond ETF	44,911,858
		89,532,237
	EQUITY FUNDS - 44.0%
517,866	iShares Cohen & Steers Realty Majors Index Fund	35,473,821
542,200	iShares Dow Jones US Telecommunications Sector Index Fund	12,470,600
168,500	iShares Dow Jones US Basic Materials Sector Index Fund	13,003,145
198,350	iShares Dow Jones US Industrial Sector Index Fund	13,517,553
643,700	Vanguard Mid-Cap Growth Index Fund	40,952,194
585,300	Vanguard Small-Cap Value ETF	39,367,278
		154,784,591
	FOREIGN INDEX FUNDS - 20.6%
741,350	iShares MSCI Hong Kong Index Fund	14,226,507
1,022,849	iShares MSCI Malaysia Index Fund	14,534,684
256,350	iShares MSCI Mexico Index Fund	15,575,826
1,054,852	iShares MSCI Singapore Index Fund	14,493,666
208,258	iShares MSCI South Africa Index Fund	13,659,642
		72,490,325

	TOTAL EXCHANGE TRADED FUNDS (Cost $301,291,836)	349,782,722

	SHORT-TERM INVESTMENTS - 0.8%
2,798,822	Fidelity Institutional Money Market Funds - Money Market Portfolio
	to yield 0.21%** (Cost $2,798,822)	2,798,822

	TOTAL INVESTMENTS - 100.2% (Cost $304,090,658) (a)	$ 352,581,544
	OTHER ASSETS & LIABILITIES - (0.2)%	(608,740)
	NET ASSETS - 100.0%	$ 351,972,804

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 48,490,886
	Unrealized Depreciation:	-
	Net Unrealized Appreciation:	$ 48,490,886

* Non-Income producing security.
+ Affiliated company - The Arrow DWA Balanced Fund holds in excess of 5% of the outstanding voting securities of this exchange traded fund.
** Money market fund; interest rate reflects seven-day effective yield on January 31, 2011.

See accompanying notes to financial statements.

Arrow DWA Tactical Fund
PORTFOLIO OF INVESTMENTS
January 31, 2011 (Unaudited)
Shares		Value
	EXCHANGE TRADED FUNDS AND NOTES - 99.3%
	COMMODITY FUNDS - 31.1%
37,400	iPath Dow Jones - UBS Precious Metals Sub-Index Total Return ETN * +	$ 2,819,960
306,650	iShares Gold Trust *	3,989,517
40,000	iShares Silver Trust *	1,096,000
337,100	PowerShares DB Agriculture Fund *	11,559,159
68,125	PowerShares DB Precious Metals Fund *	3,272,725
258,200	PowerShares DB Silver Fund * +	12,687,948
		35,425,309
	EQUITY FUNDS - 68.2%
848,350	First Trust Value Line 100 ETF * +	11,724,197
193,000	iShares S&P Latin America 40 Index Fund	9,914,410
223,050	Powershares Active AlphaQ Fund +	6,475,141
106,850	Powershares QQQ	5,985,737
306,450	SPDR Consumer Discretionary Select Sector Fund	11,393,811
156,100	SPDR Energy Select Sector Fund	11,418,715
268,000	SPDR Industrial Select Sector Fund	9,712,320
140,600	Vanguard Small-Cap Growth ETF	11,070,844
		77,695,175
	TOTAL EXCHANGE TRADED
	FUNDS AND NOTES (Cost $106,119,635)	113,120,484

	SHORT-TERM INVESTMENTS - 1.7%
1,888,262	Fidelity Institutional Money Market Funds - Money Market Portfolio
	to yield 0.21%** (Cost $1,888,262)	1,888,262

	TOTAL INVESTMENTS - 101.0% (Cost $108,007,897) (a)	$ 115,008,746
	OTHER ASSETS & LIABILITIES - (1.0)%	(1,066,904)
	NET ASSETS - 100.0%	$ 113,941,842

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 7,571,340
	Unrealized Depreciation:	(570,491)
	Net Unrealized Appreciation:	$ 7,000,849

* Non-Income producing security.
+ Affiliated company - The Arrow DWA Tactical Fund holds in excess of 5% of the outstanding voting securities of this exchange traded fund.
** Money market fund; interest rate reflects seven-day effective yield on January 31, 2011.

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
January 31, 2011 (Unaudited)
Shares		Value
	COMMON STOCKS - 7.6%^
	AIRLINES - 0.3%
16,700	AirTran Holdings, Inc. *	$ 123,413

	BANKS - 0.4%
13,125	Wilber Corp.	123,113

	CHEMICALS - 0.3%
1,800	Airgas, Inc.	112,806

	COMMERCIAL SERVICES - 0.3%
1,600	Pre-Paid Legal Services, Inc. *	105,344

	DISTRIBUTION/WHOLESALE - 0.3%
12,300	BMP Sunstone Corp. *	122,262

	ELECTRICAL COMPONENT & EQUIPMENT - 0.3%
12,100	Fushi Copperweld, Inc. *	116,644

	ELECTRONICS - 0.7%
1,000	Dionex Corp. *	117,980
10,400	L-1 Identity Solutions, Inc. *	124,072
		242,052
	FOOD - 0.3%
6,500	Del Monte Food Co.	123,240

	HEALTHCARE-SERVICES - 0.3%
4,400	Genoptix, Inc. *	109,824

	INSURANCE - 0.7%
4,300	Mercer Insurance Group, Inc.	120,615
7,400	First Mercury Financial Corp.	121,730
		242,345
	INTERNET - 0.4%
2,600	McAfee, Inc. *	124,540

	MACHINERY-CONSTRUCTION & MINING - 0.4%
1,400	Bucyrus International, Inc.	127,064

	MEDIA - 0.2%
10,900	Playboy Enterprises, Inc. - Cl. B *	66,926

	OIL & GAS - 0.4%
6,300	Exco Resources, Inc.	126,504

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2011 (Unaudited)
Shares		Value
	PHARMACEUTICALS - 0.3%
8,700	King Pharmaceuticals, Inc. *	$ 123,888

	RETAIL - 0.3%
2,000	Jo-Ann Stores, Inc. *	120,660

	SOFTWARE - 0.3%
20,700	Novell, Inc. *	124,614

	TELECOMMUNICATIONS - 1.0%
2,600	Atheros Communications, Inc. *	115,934
3,200	Applied Signal Technology, Inc.	121,632
6,400	CPI International, Inc. *	124,160
		361,726
	WATER - 0.4%
4,500	Pennichuck Corp.	126,450

	TOTAL COMMON STOCKS (Cost $2,708,657)	2,723,415

	EXCHANGE TRADED FUNDS - 12.5%^
	DEBT EXCHANGE TRADED FUNDS - 12.4%^
4,000	iShares Barclays TIPS Bond Fund	430,160
8,900	iShares iBoxx $ High Yield Corporate Bond Fund	816,842
550	iShares iBoxx Investment Grade Corporate Bond Fund	59,664
4,712	iShares JPMorgan USD Emerging Markets Bond Fund	499,330
3,500	iShares S&P National Municipal Bond Fund	346,395
16,624	PowerShares Emerging Markets Sovereign Debt Portfolio	437,045
6,402	PowerShares Fundamental High Yield Corporate Bond Portfolio	118,053
5,000	SPDR Barclays High Yield Bond ETF	202,450
27,000	SPDR DB International Government Inflation-Protected Bond ETF	1,576,800
		4,486,739

	EQUITY EXCHANGE TRADED FUNDS - 0.1%^
1,300	Guggenheim Frontier Markets ETF	28,730

	TOTAL EXCHANGE TRADED
	FUNDS (Cost $4,062,114)	4,515,469

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2011 (Unaudited)
Principal		Value
	CORPORATE BONDS AND NOTES - 1.2%^
$ 130,000	Anheuser-Busch Co., 6.875% due 11/15/2019 +	$ 153,743
50,000	Kinder Morgan Energy Partners, 9.000% due 2/1/2019	63,555
205,000	Wyeth, 6.000% due 2/15/2036	221,242
	TOTAL CORPORATE BONDS AND NOTES
	(Cost $398,959)	438,540

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 33.7%^
765,000	Federal Farm Credit Bank, 4.900% due 4/15/2015	858,621
14,598	Federal National Mortgage Association, Pool 905090, 5.500% due 10/1/2021	15,765
186,434	Federal National Mortgage Association, Pool 357919, 5.500% due 8/1/2020	201,419
53,401	Federal National Mortgage Association, Pool 950647, 5.500% due 8/1/2022	57,718
500,000	Federal National Mortgage Association, 6.250% due 2/1/2011	500,000
1,893,587	FGLMC Pool A86274, 4.500% due 5/1/2039	1,941,760
809,286	FNCI Pool 745418, 5.500% due 4/1/2036	868,121
814,868	FNCL Pool 257157, 4.000% due 3/1/2023	839,665
123,000	Freddie Mac, 5.000% due 11/13/2014	138,008
1,000,000	United States Treasury Inflation Indexed Bonds, 1.625% due 1/15/2018	1,127,402
1,000,000	United States Treasury Inflation Indexed Bonds, 2.375% due 1/15/2017	1,224,174
2,500,000	United States Treasury Inflation Indexed Bonds, 3.875% due 4/15/2029	4,355,027
	TOTAL U.S. GOVERNMENT AND AGENCY
	OBLIGATIONS (Cost $11,630,781)	12,127,680

	STRUCTURED NOTES - 10.3%^
2,750,000	Leveraged Structured Note - TVICER, 0.00% due 8/2/2011 (Cost $2,750,000)	3,695,076

Shares
	SHORT-TERM INVESTMENTS - 33.3%^
12,009,479	Fidelity Institutional Money Market Funds - Money Market Portfolio
	to yield 0.21%** (Cost $12,009,479)	12,009,479

	TOTAL INVESTMENTS - 98.6% (Cost $33,559,990) (a)	$ 35,509,659
	OTHER ASSETS & LIABILITIES - 1.4%	492,063
	TOTAL NET ASSETS - 100.0%	$ 36,001,722

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation	$ 2,001,205
	Unrealized Depreciation	(51,536)
	Net Unrealized Appreciation	$ 1,949,669
* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on January 31, 2011.
^ All or a portion of each of these securities may be segregated as collateral for open futures/swaps contracts.
+ 144A Security

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2011 (Unaudited)
Long (Short)		Unrealized
Contracts		Gain / (Loss)
	OPEN SHORT FUTURES CONTRACTS
(20)	US 10 Year Note March 2011
	(Underlying Face Amount at Value $2,415,940)	$ 63,125
(15)	US Long Bond March 2011
	(Underlying Face Amount at Value $1,809,375)	91,289

	Net Unrealized Gain from Open Short Futures Contracts	$ 154,414

		Unrealized
		Gain / (Loss)

	LONG INDEX SWAP CONTRACTS

Proprietary Industry Rotation Index January 2011,  Long Custom Equity Index Swap -  Goldman Sachs – 13 month agreement (monthly reset) to receive appreciation of index plus dividends vs. depreciation of index plus 1 month LIBOR +40 bps

	(Notional Amount $6,700,624)	$ (49,596)

Proprietary Mean Reversion Index January 2011, Long Custom Equity Index Swap -  Goldman Sachs – 13 month agreement (monthly reset) to receive appreciation of index plus dividends vs. depreciation of index plus 1 month LIBOR +40 bps

	(Notional Amount $6,872,459)	(49,664)

Proprietary Value Index January 2011, Long Custom Equity Index Swap -Goldman Sachs – 13 month agreement (monthly reset) to receive appreciation of index plus dividends vs. depreciation of index plus 1 month LIBOR +40 bps

	(Notional Amount $5,625,661)	100,196

	Unrealized Gain from Long Index Swap Contracts	$ 936

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2011 (Unaudited)
		Unrealized
		Gain / (Loss)
	SHORT INDEX SWAP CONTRACTS

Proprietary Industry Rotation Index January 2011, Short Custom Equity Index Swap - Goldman Sachs – 13 month agreement (monthly reset) to receive depreciation of index plus 1 month LIBOR - 65 bps vs. appreciation of index plus dividends

	(Notional Amount $4,404,363)	$ 42,667

Proprietary Mean Reversion Index January 2011, Short Custom Equity Index Swap - Goldman Sachs – 13 month agreement (monthly reset) to receive depreciation of index plus 1 month LIBOR - 55 bps vs. appreciation of index plus dividends

	(Notional Amount $4,573,393)	(26,084)

Proprietary Value Index January 2011, Short Custom Equity Index Swap - Goldman Sachs – 13 month agreement (monthly reset) to receive depreciation of index plus 1 month LIBOR - 55 bps vs. appreciation of index plus dividends

	(Notional Amount $3,334,030)	10,297

	Unrealized Gain from Short Index Swap Contracts	$ 26,880

	Total Net Unrealized Gain from Index Swap Contracts	$ 27,816

See accompanying notes to financial statements.

Arrow Managed Futures Trend Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
January 31, 2011 (Unaudited)
Principal		Value
STRUCTURED NOTES - 0.7%
$ 200,000	Structured Note - TVICER, 0.00% due 6/21/2011 *
	(Cost $200,000)	$ 215,082

Shares
SHORT-TERM INVESTMENTS - 82.7%
27,368,529	Fidelity Institutional Money Market Funds - Money Market Portfolio
	to yield 0.21%** (Cost $27,368,529)	27,368,529

	TOTAL INVESTMENTS - 83.4% (Cost $27,568,529) (a)	$ 27,583,611
	OTHER ASSETS & LIABILITIES - 16.6%	5,495,232
	NET ASSETS - 100.0%	$ 33,078,843

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 15,082
	Unrealized Depreciation:	-
	Net Unrealized Appreciation:	$ 15,082

* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on January 31, 2011.
Unrealized
Gain / (Loss)
LONG SWAP
TVICER Swap, RBS Securities, Inc. - February 10, 2011
to receive payment if realized volatility for duration of agreement is less than strike price, to make payment if realized volatility for duration of agreement is higher than strike price
$ 272,582

	Total Net Unrealized Gain on Swap	$ 272,582

See accompanying notes to financial statements.

Arrow Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
January 31, 2011 (Unaudited)
Shares		Value
	EXCHANGE TRADED NOTES - 9.5%
	COMMODITY - 9.5%
2,275	iPath Dow Jones-UBS Commodity Index Total Return ETN *	$ 112,704
612	iPath Dow Jones-UBS Copper Subindex Total Return ETN *	36,230
5,234	iPath Dow Jones-UBS Energy Subindex Total Return ETN *	122,842
847	iPath Dow Jones-UBS Grains Subindex Total Return ETN *	46,526
887	iPath Dow Jones-UBS Livestock Subindex Total Return ETN *	28,455
1,178	iPath Dow Jones-UBS Precious Metals Subindex Total Return ETN *	88,821
782	iPath Dow Jones-UBS Softs Subindex Total Return ETN *	68,390

	TOTAL EXCHANGE TRADED NOTES (Cost $495,247)	503,968

	SHORT-TERM INVESTMENTS - 79.2%
4,182,758	Fidelity Institutional Money Market Funds - Money Market Portfolio
	to yield 0.21%** (Cost $4,182,758)	4,182,758

	TOTAL INVESTMENTS - 88.7% (Cost $4,678,005) (a)	$ 4,686,726
	OTHER ASSETS & LIABILITIES - 11.3%	598,400
	NET ASSETS - 100.0%	$ 5,285,126

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 12,339
	Unrealized Depreciation:	(3,618)
	Net Unrealized Appreciation:	$ 8,721

* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on January 31, 2011.

		Unrealized
Contracts		Gain / (Loss)
	OPEN LONG FUTURES CONTRACTS
4	Cocoa December 2011	$ 8,860
	(Underlying Face Amount at Value $132,800)
4	Crude Oil December 2011	18,020
	(Underlying Face Amount at Value $397,280)
4	Cotton December 2011	26,395
	(Underlying Face Amount at Value $228,400)
4	Corn December 2011	7,050
	(Underlying Face Amount at Value $118,250)
4	Gold December 2011	(29,150)
	(Underlying Face Amount at Value $536,320)

See accompanying notes to financial statements.

Arrow Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2011 (Unaudited)
		Unrealized
Contracts		Gain / (Loss)
	OPEN LONG FUTURES CONTRACTS (Continued)
4	Copper December 2011	$ 8,800
	(Underlying Face Amount at Value $443,950)
4	Heating Oil June 2011	28,648
	(Underlying Face Amount at Value $459,094)
4	Coffee December 2011	21,225
	(Underlying Face Amount at Value $365,175)
4	Live Cattle June 2011	8,400
	(Underlying Face Amount at Value $183,280)
4	Lean Hogs June 2011	12,370
	(Underlying Face Amount at Value $161,520)
4	Natural Gas March 2012	(7,441)
	(Underlying Face Amount at Value $199,840)
4	World Sugar # 11 March 2012	7,974
	(Underlying Face Amount at Value $115,136)
4	Silver December 2011	(43,491)
	(Underlying Face Amount at Value $564,160)
4	Soybean November 2011	7,888
	(Underlying Face Amount at Value $268,200)
4	Wheat December 2011	10,500
	(Underlying Face Amount at Value $183,850)
4	Gasoline June 2011	18,724
	(Underlying Face Amount at Value $445,368)

	Net Unrealized Gain from Open Long Futures Contracts	$ 104,772

See accompanying notes to financial statements.

The Arrow Funds
STATEMENTS OF ASSETS AND LIABILITIES
January 31, 2011 (Unaudited)
			Arrow	Arrow Managed	Arrow
	Arrow DWA	Arrow DWA	Alternative	Futures Trend	Commodity
	Balanced Fund	Tactical Fund	Solutions Fund *	Fund *	Strategy Fund *
ASSETS
Investment securities:
Unaffiliated companies, At cost	$ 280,650,984	$ 79,263,166	$ 33,559,990	$ 27,568,529	$ 4,678,005
Affiliated securities, At cost	23,439,674	28,744,731	-	-	-
Total securities, At cost	304,090,658	108,007,897	33,559,990	27,568,529	4,678,005
Unaffiliated companies, At value	$ 319,605,975	$ 81,301,500	$ 35,509,659	$ 27,583,611	$ 4,686,726
Affiliated companies, At value	32,975,569	33,707,246	-	-	-
Total investments, At value	352,581,544	115,008,746	35,509,659	27,583,611	4,686,726
Receivable for securities sold	-	9,438,021	15,164	-	-
Receivable for Fund shares sold	1,017,054	273,449	72,406	19,373	6,700
Dividends and interest receivable	462	456	95,153	3,433	594
Due from advisor	-	-	-	-	9,627
Deposits with brokers	-	-	506,927	5,283,608	562,306
Variation margin - due from broker	-	-	19,376	-	52,353
Unrealized appreciation on swap contracts	-	-	153,160	272,582	-
Prepaid expenses of other affilates	-	15,784	-	-	-
Prepaid expenses and other assets	37,894	25,480	41,120	30,214	-
TOTAL ASSETS	353,636,954	124,761,936	36,412,965	33,192,821	5,318,306

LIABILITIES
Payable for investments purchased	965,954	10,495,305	105,446	-	-
Fund shares repurchased	141,392	158,399	90,121	59,889	17,500
Investment advisory fees payable	297,053	93,729	23,616	30,691	-
Distribution (12b-1) fees payable	144,608	45,981	9,084	7,268	877
Fees payable to other affiliates	52,482	-	9,205	4,282	5,525
Unrealized depreciation on swap contracts	-	-	125,344	-	-
Accrued expenses and other liabilities	62,661	26,680	48,427	11,848	9,278
TOTAL LIABILITIES	1,664,150	10,820,094	411,243	113,978	33,180
NET ASSETS	$ 351,972,804	$ 113,941,842	$ 36,001,722	$ 33,078,843	$ 5,285,126

Net Assets Consist Of:
Paid in capital
[$0 par value, unlimited shares authorized]	$ 361,038,633	$ 106,942,953	$ 40,441,060	$ 32,444,170	$ 5,196,473
Accumulated net investment income (loss)	(43,238)	88,028	450,698	(797,533)	(5,680)
Accumulated net realized gain (loss) from
security transactions, futures contracts,
written options and foreign currency
transactions	(57,513,477)	(89,988)	(7,021,935)	1,144,542	(19,160)
Net unrealized appreciation (depreciation) of
investments, futures contracts, swaps, options
written and foreign currency transactions	48,490,886	7,000,849	2,131,899	287,664	113,493
NET ASSETS	$ 351,972,804	$ 113,941,842	$ 36,001,722	$ 33,078,843	$ 5,285,126

See accompanying notes to financial statements.

The Arrow Funds
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
January 31, 2011 (Unaudited)
				Arrow	Arrow
			Arrow	Managed	Commodity
	Arrow DWA	Arrow DWA	Alternative	Futures Trend	Strategy
	Balanced Fund	Tactical Fund	Solutions Fund *	Fund *	Fund *
Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 230,588,675	$ 77,568,404	$ 32,020,114	$ 32,076,654	$ 5,176,187
Shares of beneficial interest outstanding	19,047,829	8,775,140	3,766,663	3,094,225	509,979
Net asset value
(Net assets ÷ Shares outstanding),
and redemption price per share (a)	$ 12.11	$ 8.84	$ 8.50	$ 10.34	$ 10.15
Maximum offering price per share
(maximum sales charges of 5.75%) (b)	$ 12.84	$ 9.38	$ 9.02	$ 11.00	$ 10.77
Class C Shares:
Net Assets	$ 121,384,129	$ 36,373,438	$ 3,981,608	$ 1,002,189	$ 108,939
Shares of beneficial interest outstanding	10,144,952	4,182,652	477,678	96,949	10,734
Net asset value
(Net assets ÷ Shares outstanding),
offering price and redemption price per (a)	$ 11.96	$ 8.70	$ 8.34	$ 10.34	$ 10.15

(a)	Redemptions of shares held less than 30 days may be assessed a redemption fee of 1.00%.
(b)	For certain purchases of $1 million or more, a l% contingent deferred sales charge may apply to redemptions made within 18 months of purchase, where the maximum sales charge of 5.75% is waived at the time of purchase.
*	The Statements of Assets and Liabilities are consolidated for Arrow Alternative Solutions, Arrow Managed Futures Trend and Arrow Commodity
Strategy Fund.

See accompanying notes to financial statements.

The Arrow Funds
STATEMENTS OF OPERATIONS
For the Six Months Ended January 31, 2011 (Unaudited)
					Arrow
			Arrow	Arrow Managed	Commodity
	Arrow DWA	Arrow DWA	Alternative	Futures Trend	Strategy
	Balanced Fund	Tactical Fund	Solutions Fund *	Fund (a) *	Fund (b) *
INVESTMENT INCOME
Dividends from unaffiliated companies	$ 4,261,921	$ 896,595	$ 174,185	$ -	$ -
Dividends from affiliated companies	-	39,582	-	-	-
Interest	811	587	205,947	9,891	594
TOTAL INVESTMENT INCOME	4,262,732	936,764	380,132	9,891	594

EXPENSES
Investment advisory fees	1,559,689	449,467	150,340	79,687	2,767
Distribution (12b-1) fees, Class C	555,095	154,159	25,227	2,499	16
Distribution (12b-1) fees, Class A	250,184	73,576	43,729	22,810	861
Transfer agent fees	168,925	34,258	36,670	3,975	2,327
Administrative services fees	130,754	49,634	28,662	11,430	731
Professional fees	30,684	19,220	28,801	29,725	3,268
Accounting services fees	29,854	19,190	19,198	14,386	2,573
Registration fees	32,274	22,028	20,850	13,144	3,302
Custodian fees	16,943	4,261	6,765	4,886	924
Printing and postage expenses	25,860	6,973	2,005	682	660
Compliance officer fees	14,881	3,898	2,400	570	116
Insurance expense	6,519	1,703	1,903	205	116
Trustees' fees and expenses	3,074	2,603	2,603	3,083	743
Other expenses	23,857	7,766	5,015	1,687	264
TOTAL EXPENSES	2,848,593	848,736	374,168	188,769	18,668
Less: Fees waived/expenses reimbursed	-	-	-	(66)	(12,394)
NET EXPENSES	2,848,593	848,736	374,168	188,703	6,274

NET INVESTMENT INCOME (LOSS)	1,414,139	88,028	5,964	(178,812)	(5,680)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Security transactions, unaffiliated companies	6,540,003	4,276,274	1,446,258	16,591	(18,901)
Security transactions, affiliated companies	3,976,697	2,789	-	-	-
From underlying investment companies	104,175	-	1,079	-	-
Futures contracts	-	-	(684,842)	(2,749)	(259)
Swap contracts	-	-	(69,071)	1,274,149	-
Options written	-	-	171,875	-	-
Purchased options	-	-	(387,601)	-	-
Foreign currency transactions	-	-	(2,325)	-	-
	10,620,875	4,279,063	475,373	1,287,991	(19,160)
Net change in unrealized appreciation
(depreciation) of:
Security transactions, unaffiliated companies	19,654,201	998,445	378,154	22,541	8,721
Security transactions, affiliated companies	(1,041,673)	4,675,631	-	-	-
Futures contracts	-	-	348,780	-	104,772
Swap contracts	-	-	471,298	281,606	-
Foreign currency transactions	-	-	1,839	-	-
	18,612,528	5,674,076	1,200,071	304,147	113,493
NET REALIZED AND UNREALIZED
GAIN (LOSS)	29,233,403	9,953,139	1,675,444	1,592,138	94,333

NET INCREASE IN NET ASSETS	$ 30,647,542	$ 10,041,167	$ 1,681,408	$ 1,413,326	$ 88,653

(a)	The Arrow Managed Futures Trend Fund commenced operations on April 30, 2010.
(b)	The Arrow Commodity Strategy Fund commenced operations on December 31, 2010.
*	The Statements of Operations are consolidated for Arrow Alternative Solutions, Arrow Managed Futures Trend and Arrow Commodity Strategy Fund.

See accompanying notes to financial statements.

Arrow DWA Balanced Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	January 31, 2011	July 31,
	(Unaudited)	2010
FROM OPERATIONS
Net investment income	$ 1,414,139	$ 483,681
Net realized gain from security transactions	10,620,875	17,510,817
Net change in unrealized appreciation (depreciation) of security transactions	18,612,528	11,136,913
Net increase in net assets resulting from operations	30,647,542	29,131,411

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(1,019,941)	(1,976,814)
Class C	-	(473,190)
Net decrease in net assets from distributions to shareholders	(1,019,941)	(2,450,004)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	64,294,767	49,779,003
Class C	20,306,213	24,483,206
Net asset value of shares issued in reinvestment of distributions:
Class A	791,207	1,549,885
Class C	-	400,887
Redemption fee proceeds:
Class A	4,671	12,869
Class C	-	3,983
Payments for shares redeemed:
Class A	(24,949,337)	(92,456,041)
Class C	(8,866,445)	(19,707,582)
Net increase (decrease) in net assets from shares of beneficial interest	51,581,076	(35,933,790)

TOTAL INCREASE (DECREASE) IN NET ASSETS	81,208,677	(9,252,383)

NET ASSETS
Beginning of Period	270,764,127	280,016,510
End of Period*	$ 351,972,804	$ 270,764,127
* Includes accumulated net investment income (loss) of:	$ (43,238)	$ (437,436)

SHARE ACTIVITY - Class A
Shares Sold	5,470,462	4,649,656
Shares Reinvested	65,066	146,492
Shares Redeemed	(2,136,243)	(8,774,621)
Net increase (decrease) in shares of beneficial interest outstanding	3,399,285	(3,978,473)
SHARE ACTIVITY - Class C
Shares Sold	1,756,861	2,334,706
Shares Reinvested	-	38,180
Shares Redeemed	(773,443)	(1,882,697)
Net increase in shares of beneficial interest outstanding	983,418	490,189

See accompanying notes to financial statements.

Arrow DWA Tactical Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	January 31, 2011	July 31,
	(Unaudited)	2010
FROM OPERATIONS
Net investment income (loss)	$ 88,028	$ (390,418)
Net realized gain from security transactions and futures contracts	4,279,063	1,077,038
Net change in unrealized appreciation (depreciation) of security transactions	5,674,076	(1,093,664)
Net increase (decrease) in net assets resulting from operations	10,041,167	(407,044)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	-	(34,999)
Class C	-	-
Net decrease in net assets from distributions to shareholders	-	(34,999)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	36,955,869	54,215,691
Class C	9,571,196	21,693,833
Net asset value of shares issued in reinvestment of distributions:
Class A	-	27,708
Class C	-	-
Redemption fee proceeds:
Class A	6,666	25,795
Class C	1,126	11,324
Payments for shares redeemed:
Class A	(12,040,685)	(22,950,569)
Class C	(2,343,501)	(2,552,403)
Net increase in net assets from shares of beneficial interest	32,150,671	50,471,379

TOTAL INCREASE IN NET ASSETS	42,191,838	50,029,336

NET ASSETS
Beginning of Period	71,750,004	21,720,668
End of Period*	$ 113,941,842	$ 71,750,004
* Includes accumulated net investment income of:	$ 88,028	$ -

SHARE ACTIVITY - Class A
Shares Sold	4,256,609	6,726,172
Shares Reinvested	-	3,429
Shares Redeemed	(1,410,999)	(2,964,398)
Net increase in shares of beneficial interest outstanding	2,845,610	3,765,203
SHARE ACTIVITY - Class C
Shares Sold	1,125,394	2,766,028
Shares Reinvested	-	-
Shares Redeemed	(284,283)	(328,464)
Net increase in shares of beneficial interest outstanding	841,111	2,437,564

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	January 31, 2011	July 31,
	(Unaudited)	2010
FROM OPERATIONS
Net investment income	$ 5,964	$ 470,215
Net realized gain (loss) from security transactions, futures contracts, swap contracts, options written, purchased options
and foreign currency transactions	475,373	(81,975)
Net change in unrealized appreciation (depreciation) of security transactions, futures contracts, swap contracts, options written
and foreign currency transactions	1,200,071	(3,334,076)
Net increase (decrease) in net assets resulting from operations	1,681,408	(2,945,836)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	5,467,416	24,621,396
Class C	134,377	1,729,800
Net asset value of shares issued in reinvestment of distributions:
Class A	-	-
Class C	-	-
Redemption fee proceeds:
Class A	-	8,758
Class C	128	1,416
Payments for shares redeemed:
Class A	(11,390,858)	(45,573,629)
Class C	(2,228,177)	(5,220,565)
Net decrease in net assets from shares of beneficial interest	(8,017,114)	(24,432,824)

TOTAL DECREASE IN NET ASSETS	(6,335,706)	(27,378,660)

NET ASSETS
Beginning of Period	42,337,428	69,716,088
End of Period*	$ 36,001,722	$ 42,337,428
* Includes accumulated net investment income of:	$ 450,698	$ 444,734

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Six Months Ended	Year Ended
	January 31, 2011	July 31,
	(Unaudited)	2010
SHARE ACTIVITY - Class A
Shares Sold	660,011	2,818,512
Shares Reinvested	-	-
Shares Redeemed	(1,369,942)	(5,248,393)
Net decrease in shares of beneficial interest outstanding	(709,931)	(2,429,881)
SHARE ACTIVITY - Class C
Shares Sold	16,796	199,706
Shares Reinvested	-	-
Shares Redeemed	(272,664)	(609,429)
Net decrease in shares of beneficial interest outstanding	(255,868)	(409,723)

See accompanying notes to financial statements.

Arrow Managed Futures Trend Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Period Ended
	January 31, 2011	July 31,
	(Unaudited)	2010 (a)
FROM OPERATIONS
Net investment loss	$ (178,812)	$ (11,580)
Net realized gain (loss) from security transactions and swap contracts	1,287,991	(143,449)
Net change in unrealized appreciation (depreciation)
of security transactions and swap contracts	304,147	(16,483)
Net increase (decrease) in net assets resulting from operations	1,413,326	(171,512)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(604,432)	-
Class C	(14,289)	-
Net decrease in net assets from distributions to shareholders	(618,721)	-

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	29,081,853	3,907,811
Class C	850,063	188,188
Net asset value of shares issued in reinvestment of distributions:
Class A	517,876	-
Class C	12,192	-
Redemption fee proceeds:
Class A	653	62
Class C	19	3
Payments for shares redeemed:
Class A	(2,026,903)	(6,518)
Class C	(69,549)	-
Net increase in net assets from shares of beneficial interest	28,366,204	4,089,546

TOTAL INCREASE IN NET ASSETS	29,160,809	3,918,034

NET ASSETS
Beginning of Period	3,918,034	-
End of Period*	$ 33,078,843	$ 3,918,034
* Includes accumulated net investment loss of:	$ (797,533)	$ -

See accompanying notes to financial statements.

Arrow Managed Futures Trend Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Six Months Ended	Period Ended
	January 31, 2011	July 31,
	(Unaudited)	2010 (a)
SHARE ACTIVITY - Class A
Shares Sold	2,850,491	391,894
Shares Reinvested	50,525	-
Shares Redeemed	(198,029)	(656)
Net increase in shares of beneficial interest outstanding	2,702,987	391,238
SHARE ACTIVITY - Class C
Shares Sold	83,841	18,849
Shares Reinvested	1,192	-
Shares Redeemed	(6,933)	-
Net increase in shares of beneficial interest outstanding	78,100	18,849

(a)	The Arrow Managed Futures Trend Fund commenced operations on April 30, 2010.

See accompanying notes to financial statements.

Arrow Commodity Strategy Fund
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
January 31,
2011 (a)
(Unaudited)
FROM OPERATIONS
Net investment loss	$ (5,680)
Net realized loss from security transactions	(19,160)
Net change in unrealized appreciation (depreciation)
of security transactions and swap contracts	113,493
Net increase in net assets resulting from operations	88,653

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	5,113,180
Class C	105,167
Redemption fee proceeds:
Class A	44
Class C	-
Payments for shares redeemed:
Class A	(21,918)
Class C	-
Net increase in net assets from shares of beneficial interest	5,196,473

TOTAL INCREASE IN NET ASSETS	5,285,126

NET ASSETS
Beginning of Period	-
End of Period*	$ 5,285,126
* Includes accumulated net investment loss of:	$ (5,680)

SHARE ACTIVITY - Class A
Shares Sold	512,153
Shares Redeemed	(2,174)
Net increase in shares of beneficial interest outstanding	509,979
SHARE ACTIVITY - Class C
Shares Sold	10,734
Shares Redeemed	-
Net increase in shares of beneficial interest outstanding	10,734

(a) The Arrow Commodity Strategy commenced operations on December 31, 2010.

See accompanying notes to financial statements.

Arrow DWA Balanced Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Year	Period
	January 31,		Ended	Ended	Ended	Ended
	2011		July 31,	July 31,	July 31,	July 31,
Class A Shares	(Unaudited)		2010	2009	2008	2007 (1)
Net asset value, beginning of period	$ 10.96		$ 9.93	$ 11.68	$ 11.36	$ 10.00

Activity from investment operations:
Net investment income (2)	0.07		0.05	0.09	0.06	0.04
Net realized and unrealized
gain (loss) on investments	1.13		1.10	(1.78)	0.48	1.38
Total from investment operations	1.20		1.15	(1.69)	0.54	1.42

Paid-in-capital from redemption fees (6)	0.00		0.00	0.00	0.00	0.00

Less distributions from:
Net investment income	(0.05)		(0.12)	(0.06)	(0.08)	(0.06)
Net realized gains	-		-	-	(0.14)	-
Total distributions	(0.05)		(0.12)	(0.06)	(0.22)	(0.06)

Net asset value, end of period	$ 12.11		$ 10.96	$ 9.93	$ 11.68	$ 11.36

Total return (3)	10.99%	(5)	11.58%	(14.42)%	4.63%	14.28%	(5)

Net assets, end of period (000s)	$ 230,589		$ 171,562	$ 194,853	$ 290,514	$ 71,891

Ratio of net expenses to average
net assets (7)	1.56%	(4)	1.58%	1.57%	1.57%	1.83%	(4)
Ratio of net investment income
to average net assets (7)(8)	1.20%	(4)	0.43%	0.95%	0.51%	0.37%	(4)

Portfolio Turnover Rate	30%	(5)	95%	136%	59%	118%	(5)

(1)	The Class A shares of the Arrow DWA Balanced Fund commenced operations on August 7, 2006.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4) Annualized.
(5) Not annualized.
(6) Amount represents less than $0.01 per share.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Arrow DWA Balanced Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Year	Period
	January 31,		Ended	Ended	Ended	Ended
	2011		July 31,	July 31,	July 31,	July 31,
Class C Shares	(Unaudited)		2010	2009	2008	2007 (1)
Net asset value, beginning of period	$ 10.83		$ 9.82	$ 11.57	$ 11.30	$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	0.02		(0.03)	0.02	(0.03)	(0.04)
Net realized and unrealized
gain (loss) on investments	1.11		1.09	(1.76)	0.47	1.39
Total from investment operations	1.13		1.06	(1.74)	0.44	1.35

Paid-in-capital from redemption fees (6)	0.00		0.00	0.00	0.00	0.00

Less distributions from:
Net investment income	-		(0.05)	(0.01)	(0.03)	(0.05)
Net realized gains	-		-	-	(0.14)	-
Total distributions	-		(0.05)	(0.01)	(0.17)	(0.05)

Net asset value, end of period	$ 11.96		$ 10.83	$ 9.82	$ 11.57	$ 11.30

Total return (3)	10.43%	(5)	10.84%	(15.08)%	3.79%	13.48%	(5)

Net assets, end of period (000s)	$ 121,384		$ 99,202	$ 85,163	$ 88,042	$ 19,197

Ratio of net expenses to average
net assets (7)	2.31%	(4)	2.33%	2.33%	2.32%	2.58%	(4)
Ratio of net investment income (loss)
to average net assets (7)(8)	0.36%	(4)	(0.32)%	0.20%	(0.27)%	(0.44)%	(4)

Portfolio Turnover Rate	30%	(5)	95%	136%	59%	118%	(5)

(1)	The Class C shares of the Arrow DWA Balanced Fund commenced operations on August 7, 2006.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4) Annualized.
(5) Not annualized.
(6) Amount represents less than $0.01 per share.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Arrow DWA Tactical Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year		Year		Period
	January 31,		Ended		Ended		Ended
	2011		July 31,		July 31,		July 31,
Class A Shares	(Unaudited)		2010		2009		2008 (1)
Net asset value, beginning of period	$ 7.77		$ 7.09		$ 9.22		$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	0.02		(0.04)		0.01		0.01
Net realized and unrealized
gain (loss) on investments	1.05		0.72		(2.11)		(0.79)
Total from investment operations	1.07		0.68		(2.10)		(0.78)

Paid-in-capital from redemption fees	0.00	(8)	0.01		0.00	(8)	-

Less distributions from:
Net investment income	-		(0.01)		(0.03)		-
Total distributions	-		(0.01)		(0.03)		-

Net asset value, end of period	$ 8.84		$ 7.77		$ 7.09		$ 9.22

Total return (3)	13.77%	(7)	9.72%		(22.73)%		(7.80)%	(7)

Net assets, end of period (000s)	$ 77,568		$ 46,097		$ 15,351		$ 11,455

Ratio of gross expenses to average
net assets (4)(9)	1.63%	(6)	1.72%		2.65%		4.16%	(6)
Ratio of net expenses to average
net assets (9)	1.63%	(6)	1.96%	(5)	2.00%		2.00%	(6)
Ratio of net investment income (loss)
to average net assets (9)(10)	0.45%	(6)	(0.53)%		0.22%		0.69%	(6)

Portfolio Turnover Rate	116%	(7)	263%		228%		0%	(7)

(1)	The Class A shares of the Arrow DWA Tactical Fund commenced operations on May 30, 2008.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture waived/reimbursed fees from prior periods.
(6) Annualized.
(7) Not annualized.
(8) Amount represents less than $0.01 per share.
(9)	Does not include the expenses of other investment companies in which the Fund invests.
(10)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Arrow DWA Tactical Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year		Year		Period
	January 31,		Ended		Ended		Ended
	2011		July 31,		July 31,		July 31,
Class C Shares	(Unaudited)		2010		2009		2008 (1)
Net asset value, beginning of period	$ 7.68		$ 7.05		$ 9.21		$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	(0.01)		(0.10)		(0.03)		(0.00)	(8)
Net realized and unrealized
gain (loss) on investments	1.03		0.72		(2.12)		(0.79)
Total from investment operations	1.02		0.62		(2.15)		(0.79)

Paid-in-capital from redemption fees	0.00	(8)	0.01		0.00	(8)	-

Less distributions from:
Net investment income	-		-		(0.01)		-
Total distributions	-		-		(0.01)		-

Net asset value, end of period	$ 8.70		$ 7.68		$ 7.05		$ 9.21

Total return (3)	13.28%	(7)	8.94%		(23.28)%		(7.90)%	(7)

Net assets, end of period (000s)	$ 36,373		$ 25,653		$ 6,370		$ 3,309

Ratio of gross expenses to average
net assets (4)(9)	2.38%	(6)	2.47%		3.41%		5.09%	(6)
Ratio of net expenses to average
net assets (9)	2.38%	(6)	2.71%	(5)	2.75%		2.75%	(6)
Ratio of net investment income (loss)
to average net assets (9)(10)	(0.28)%	(6)	(1.28)%		(0.41)%		(0.26)%	(6)

Portfolio Turnover Rate	116%	(7)	263%		228%		0%	(7)

(1)	The Class C shares of the Arrow DWA Tactical Fund commenced operations on May 30, 2008.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture waived/reimbursed fees from prior periods.
(6) Annualized.
(7) Not annualized.
(8) Amount represents less than $0.01 per share.
(9)	Does not include the expenses of other investment companies in which the Fund invests.
(10)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Period
	January 31,		Ended	Ended	Ended
	2011		July 31,	July 31,	July 31,
Class A Shares	(Unuadited)		2010	2009	2008 (1)
Net asset value, beginning of period	$ 8.14		$ 8.67	$ 10.13	$ 10.00

Activity from investment operations:
Net investment income (2)	0.01		0.08	0.05	0.09
Net realized and unrealized
gain (loss) on investments	0.35		(0.61)	(1.21)	0.07
Total from investment operations	0.36		(0.53)	(1.16)	0.16

Paid-in-capital from redemption fees (8)	0.00		0.00	0.00	0.00

Less distributions from:
Net investment income	-		-	(0.30)	(0.03)
Total distributions	-		-	(0.30)	(0.03)

Net asset value, end of period	$ 8.50		$ 8.14	$ 8.67	$ 10.13

Total return (3)	4.42%	(7)	(6.11)%	(11.48)%	1.60%	(7)

Net assets, end of period (000s)	$ 32,020		$ 36,455	$ 59,882	$ 50,470

Ratio of gross expenses to average
net assets, including interest expense (4)(5)	1.77%	(6)	1.67%	1.52%	2.20%	(6)
Ratio of net expenses to average
net assets, including interest expense (4)	1.77%	(6)	1.66%	1.47%	2.20%	(6)
Ratio of net expenses to average
net assets, excluding interest expense	1.77%	(6)	1.66%	1.40%	1.94%	(6)
Ratio of net investment income
to average net assets	0.12%	(6)	0.89%	0.54%	1.16%	(6)

Portfolio Turnover Rate	33%	(7)	172%	368%	188%	(7)

(1)	The Class A shares of the Arrow Alternative Solutions Fund commenced operations on October 31, 2007.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4)	Represents the ratio of expenses to average net assets including the interest expense associated with reverse repurchase agreement transactions during the period.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(6) Annualized.
(7) Not annualized.
(8) Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Period
	January 31,		Ended	Ended	Ended
	2011		July 31,	July 31,	July 31,
Class C Shares	(Unaudited)		2010	2009	2008 (1)
Net asset value, beginning of period	$ 8.02		$ 8.60	$ 10.10	$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	(0.02)		0.01	(0.02)	0.03
Net realized and unrealized
gain (loss) on investments	0.34		(0.59)	(1.21)	0.09
Total from investment operations	0.32		(0.58)	(1.23)	0.12

Paid-in-capital from redemption fees (8)	0.00		0.00	0.00	0.00

Less distributions from:
Net investment income	-		-	(0.27)	(0.02)
Total distributions	-		-	(0.27)	(0.02)

Net asset value, end of period	$ 8.34		$ 8.02	$ 8.60	$ 10.10

Total return (3)	3.99%	(7)	(6.74)%	(12.18)%	1.23%	(7)

Net assets, end of period (000s)	$ 3,982		$ 5,882	$ 9,834	$ 8,998

Ratio of gross expenses to average
net assets, including interest expense (4)(5)	2.53%	(6)	2.42%	2.27%	2.88%	(6)
Ratio of net expenses to average
net assets, including interest expense (4)	2.53%	(6)	2.40%	2.22%	2.88%	(6)
Ratio of net expenses to average
net assets, excluding interest expense	2.53%	(6)	2.40%	2.15%	2.69%	(6)
Ratio of net investment income (loss)
to average net assets	(0.61)%	(6)	0.15%	(0.23)%	0.38%	(6)

Portfolio Turnover Rate	33%	(7)	172%	368%	188%	(7)

(1)	The Class C shares of the Arrow Alternative Solutions Fund commenced operations on October 31, 2007.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4)	Represents the ratio of expenses to average net assets including the interest expense associated with reverse repurchase agreement transactions during the period.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(6) Annualized.
(7) Not annualized.
(8) Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

Arrow Managed Futures Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A				Class C
	Six Months				Six Months
	Ended		Period		Ended		Period
	January 31,		Ended		January 31,		Ended
	2011		July 31,		2011		July 31,
	(Unaudited)		2010 (1)		(Unaudited)		2010 (1)
Net asset value, beginning of period	$ 9.55		$ 10.00		$ 9.55		$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.10)		(0.05)		(0.14)		(0.07)
Net realized and unrealized
gain (loss) on investments	1.10		(0.40)		1.12		(0.38)
Total from investment operations	1.00		(0.45)		0.98		(0.45)

Paid-in-capital from redemption fees	0.00	(7)	-		0.00	(7)	-

Less distributions from:
Net investment income	(0.21)		-		(0.19)		-
Total distributions	(0.21)		-		(0.19)		-

Net asset value, end of period	$ 10.34		$ 9.55		$ 10.34		$ 9.55

Total return (3)	10.80%	(6)	(4.50)%	(6)	10.27%	(6)	(4.50)%	(6)

Net assets, end of period (000s)	$ 32,077		$ 3,738		$ 1,002		$ 180

Ratio of gross expenses to average
net assets (4)	1.98%	(5)	10.78%	(5)	2.78%	(5)	9.20%	(5)
Ratio of net expenses to average
net assets	1.98%	(5)	2.00%	(5)	2.75%	(5)	2.75%	(5)
Ratio of net investment loss
to average net assets	(1.87)%	(5)	(1.96)%	(5)	(2.64)%	(5)	(2.70)%	(5)

Portfolio Turnover Rate	0%	(6)	216%	(6)	0%	(6)	216%	(6)

(1)	The Class A and Class C shares of the Arrow Managed Futures Fund commenced operations on April 30, 2010.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5) Annualized.
(6) Not annualized.
(7) Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

Arrow Commodity Strategy Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

Class A			Class C
	Period		Period
	Ended		Ended
	January 31,		January 31,
	2011 (1)		2011 (1)
	(Unaudited)		(Unaudited)
Net asset value, beginning of period	$ 10.00		$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.01)		(0.02)
Net realized and unrealized
gain on investments	0.16		0.17
Total from investment operations	0.15		0.15

Paid-in-capital from redemption fees	0.00	(7)	0.00	(7)

Net asset value, end of period	$ 10.15		$ 10.15

Total return (3)	1.50%	(6)	1.50%	(6)

Net assets, end of period (000s)	$ 5,176		$ 109

Ratio of gross expenses to average
net assets	5.96%	(5)	7.09%	(5)
Ratio of net expenses to average
net assets	2.00%	(5)	2.75%	(5)
Ratio of net investment loss
to average net assets	(1.81)%	(5)	(2.58)%	(5)

Portfolio Turnover Rate	141%	(6)	141%	(6)

(1)			The Class A and Class C shares of the Arrow Commodity Strategy Fund commenced operations on December 31, 2010.
(2)			Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4)			Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5) Annualized.
(6) Not annualized.
(7) Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

January 31, 2011 (Unaudited)

1.

ORGANIZATION

The Arrow DWA Balanced Fund (“ADBF”), the Arrow DWA Tactical Fund (“ADTF”), the Arrow Alternative Solutions Fund (“AASF”), the Arrow Managed Futures Trend Fund (“AMFTF”) and Arrow Commodity Strategy Fund (“ACSF”) are each a series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end management investment companies.   ADBF, ADTF and ACSF are non-diversified funds.   AASF and AMFTF are diversified funds.  ADBF and ADTF are “fund of funds”.   The Funds each have two distinct share classes; Class A and Class C. ADBF seeks to achieve an appropriate balance between long-term capital appreciation and capital preservation.   ADTF seeks to achieve long-term capital appreciation with capital preservation as a secondary objective.   AASF seeks capital appreciation with an emphasis on absolute (positive) returns, low volatility, and low correlation to equity markets.  AMFTF seeks to provide investment results that match the performance of a benchmark for measuring trends in the commodity and financial futures markets.  ACSF seeks to provide investment results that correlate to the performance of a benchmark for commodities.

The Funds currently offer Class A shares and Class C shares.    Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.   Class C shares are offered at net asset value.   Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

January 31, 2011 (Unaudited)

securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.    The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

January 31, 2011 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2011 for the Funds’ assets and liabilities measured at fair value:

Arrow DWA Balanced Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 349,782,722	$ -	$ -	$ 349,782,722
Short-Term Investments	-	2,798,822	-	2,798,822
Total	$ 349,782,722	$ 2,798,822	$ -	$ 352,581,544

Arrow DWA Tactical Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 113,120,484	$ -	$ -	$ 113,120,484
Short-Term Investments	-	1,888,262	-	1,888,262
Total	$ 113,120,484	$ 1,888,262	$ -	$ 115,008,746

Arrow Alternative Solutions Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 2,723,415	$ -	$ -	$ 2,723,415
Exchange Traded Funds	4,515,469	-	-	4,515,469
Variation Margin-Open Futures Contracts	19,376	-	-	19,376
Open Swaps Contracts	-	153,160	-	153,160
Structured Notes	-	3,695,076	-	3,695,076
U.S. Government and Agency Obligations	-	12,127,680	-	12,127,680
Corporate Bonds and Notes	-	438,540	-	438,540
Short-Term Investments	-	12,009,479	-	12,009,479
Total	$ 7,258,260	$ 28,423,935	$ -	$ 35,682,195
Liabilities	Level 1	Level 2	Level 3	Total
Open Swap Contracts	$ -	$ 125,344	$ -	$ 125,344
Total	$ -	$ 125,344	$ -	$ 125,344

Arrow Managed Futures Trend Fund

Assets	Level 1	Level 2	Level 3	Total
Structured Notes	$ -	$ 215,082	$ -	$ 215,082
Open Swaps Contracts	-	272,582	-	272,582
Short-Term Investments	-	27,368,529	-	27,368,529
Total	$ -	$ 27,856,193	$ -	$ 27,856,193

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

January 31, 2011 (Unaudited)

Arrow Commodity Strategy Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Notes	$ 503,968	$ -	$ -	$ 503,968
Variation Margin-Open Futures Contracts	52,353	-	-	52,353
Short-Term Investments	-	4,182,758	-	4,182,758
Total	$ 556,321	$ 4,182,758	$ -	$ 4,739,079

There were no significant transfers in to and out of Level 1 and 2 during the current period presented.

The Funds did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – Arrow Alternative Solutions SPC (AAS-SPC), Arrow Managed Futures Trend SPC (AMFT-SPC) and Arrow Commodity Strategy SPC (ACS-SPC) – The Consolidated Portfolios of Investments, Consolidated Statements of Asset and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and the Consolidated Financial Highlights of AASF, AMFTF and ACS include the accounts of AAS-SPC, AMFT-SPC and ACS-SPC, respectively, and are wholly-owned and controlled subsidiaries.   All inter-company accounts and transactions have been eliminated in consolidation.

The Funds may invest up to 25% of their total assets in a segregated portfolio company (“SPC”) which acts as an investment vehicle in order to effect certain investments consistent with the Funds’ investment objectives and policies.

A summary of the Funds’ investments in the SPCs are as follows:

	Inception Date of SPC	SPC Net Assets at January 31, 2011	% Of Fund Total Net Assets at January 31, 2011
AAS-SPC	11/6/2009	$ 1,647,460	4.58%
AMFT-SPC	7/23/2010	6,037,205	18.25%
ACS-SPC	1/3/2011	704,534	13.33%

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Dividends and distributions to shareholders are recorded on ex-dividend date.

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

January 31, 2011 (Unaudited)

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders.  Therefore, no provision for Federal income tax is required.  The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2007-2009), or expected to be taken in the Funds’ 2010 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Statements of Operations.

Futures Contracts – AASF and ACSF are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective.   The Funds may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies.   Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).    During the period the futures contracts are open, changes in the value of the contracts are recognized as

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

January 31, 2011 (Unaudited)

unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.   If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract.   Risks may exceed amounts recognized in the Statement of Assets and Liabilities.    With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Swap Agreements – AASF and AMFTF are subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives.   The Funds may hold fixed-rate bonds, the value of which may decrease if interest rates rise and equities subject to equity price risk.   The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk.   These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment.   Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day.   Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments.   The Funds amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations.   A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations.   The Funds segregate liquid securities having a value at least equal to the amount of its current obligation under any swap transaction.   Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.   The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that that amount is positive.

Options Transactions – AASF is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

January 31, 2011 (Unaudited)

AASF may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.  When a Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.   With purchased options, there is minimal counterparty credit risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The number of option contracts written and the premiums received by AASF during the six months ended January 31, 2011, were as follows:

	Number of Contracts	Premiums Received
Options outstanding, beginning of period	-	$ -
Options written	200	171,875
Options exercised
Options expired	(200)	(171,875)
Options closed	-	-
Options outstanding, end of period	-	$ -

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

January 31, 2011 (Unaudited)

Derivatives Disclosure -

Fair Values of Derivative Instruments in AASF as of January 31, 2011:

SFAS 161 Balance Sheet	Asset Derivatives			Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value

Equity contracts:	Investments, Receivables,			Payables, Net Assets - Net Unrealized
	Net Assets - Unrealized Appreciation	$ 307,574	*	Depreciation	$ 125,344	*

Commodity contracts	Receivables, Net Assets -			Payables, Net Assets - Net Unrealized
	Unrealized Appreciation	-		Depreciation	-

Interest rate contracts:	Receivables, Net Assets -			Payables, Net Assets - Net Unrealized
	Unrealized Appreciation	-		Depreciation	-	*

Foreign exchange contracts:	Receivables, Net Assets -			Payables, Net Assets - Net Unrealized
	Unrealized Appreciation	-		Depreciation	-

		$ 307,574			$ 125,344

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statements of Assets and Liabilities.

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

January 31, 2011 (Unaudited)

The effect of Derivative Instruments on the Statement of Operations for the six months ended January 31, 2011:

SAS 161 Statement of			Change in
Operations			Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Equity contracts	Net realized gain (loss) from security transactions, fuures contracts, options written, purchased options and swaps contracts/
Net change in unrealized appreciation (depreciation)
from security transactions, futures contracts,
	options written and swaps contracts	$ (627,482)	$ 624,631

Commodity contracts	Net realized gain (loss) from futures contracts/Net
change in unrealized appreciation (depreciation) from
	futures contracts	-	-

Interest rate contracts	Net realized gain (loss) from futures contracts/Net
change in unrealized appreciation (depreciation) from
	futures contracts	(342,157)	216,048

Foreign exchange contracts	Net realized gain (loss) from futures contracts and foreign
currency transactions/Net change in unrealized
appreciation (depreciation) from futures contracts and
	foreign currency transactions	(2,325)	1,839

Total		$ (971,964)	$ 842,518

Structured Notes – There are several risks associated with the use of structured notes. Structured notes are leveraged, thereby providing an exposure to the underlying benchmark greater than the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes a Fund invests in, which may make it difficult for that Fund to sell the structured notes it holds at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at maturity of the obligation. Although the Trust will not invest in any structured notes unless Funds’ management believes that the issuer is creditworthy, a Fund does bear the risk of loss of the amount expected to be received in the event of the default or bankruptcy of the issuer.

Credit Facility – ADBF, ADTF and AASF have collectively entered into a $15 million secured Revolving Credit Agreement (the “Agreement”).  Under the terms of the Agreement, each Fund may borrow no more than $5 million and the borrowings will be used only for temporary or emergency purposes including the financing of redemptions.   Interest is charged to each Fund based on the prevailing market rates in effect at the time of the borrowing.   The Funds will collateralize the borrowings with certain securities the Funds hold at the time of borrowing.   At January31, 2011, there were no outstanding borrowings.

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

January 31, 2011 (Unaudited)

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the six months ended January 31, 2011, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $142,323,616 and $90,767,653, respectively, for ADBF.    For the six months ended January 31, 2011, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $134,179,000 and $102,613,930, respectively, for ADTF.   For the six months ended January 31, 2011, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $8,700,230 and $26,518,249, respectively, for AASF. For the six months ended January 31, 2011, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $0 and $2,280,106, respectively, for AMFTF.   For the period ended January 31, 2011, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $1,225,804 and $711,657, respectively, for ACSF.

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds. Arrow Investment Advisors, LLC, serves as the Funds’ investment advisor (the “Advisor”). The Advisor has engaged Dorsey, Wright & Associates, Inc. (“DWA”) as the sub-advisor to ADBF and ADTF.   The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Pursuant to an advisory agreement with each Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of ADBF and ADTF average daily net assets, 0.75% of AASF average daily net assets, 0.85% of AMFTF average daily net assets and 0.80% of ACSF average daily net assets.   Pursuant to a sub-advisory agreement, the Advisor pays DWA a sub-advisory fee, computed and accrued daily and paid monthly.

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

January 31, 2011 (Unaudited)

Pursuant to a written contract (the "Waiver Agreement"), the Advisor has agreed, at least until November 30, 2011 to waive a portion of its advisory fee and has agreed to reimburse the Arrow DWA Tactical Fund, Arrow Managed Futures Trend Fund and Arrow Commodity Strategy Fund for other expenses to the extent necessary so that total expenses incurred (excluding front-end or contingent sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees, or extraordinary expenses, such as litigation) do not exceed the following amounts per annum of the average daily net assets of each class of shares:

	Class A	Class C
AMFTF	2.00	2.75
ACSF	2.00	2.75

These amounts will herein be referred to as the "expense limitations."

If the Advisor waives any fee or reimburses any expenses pursuant to the Waiver agreement, and any Funds operating expenses are subsequently lower than their respective expense limitation, the Advisor shall be entitled to reimbursement by the Fund(s) provided that such reimbursement does not cause the Fund's operating expense to exceed the respective expense limitation.  If any Fund's operating expenses subsequently exceed the respective expense limitation, the reimbursements for such Fund(s) shall be suspended.

The following amounts are subject to recapture by the funds by the following dates:

	7/31/2011	7/31/2012	7/31/2013	Totals
AASF	$ -	$ 31,419	$ 8,468	$ 39,887
AMFTF	$ -	$ -	$ 50,785	$ 50,785

There are no amounts available for recapture for ADBF and ADTF.   ACSF has not completed a fiscal year.

The advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).  The Board may terminate this expense reimbursement arrangement at any time.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets for Class A and an annual rate of 1.00% of its average daily net assets for Class C and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and-or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Advisor.   The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A and Class C shares. The Distributor is an affiliate of GFS. For the six months ended January 31, 2011, the Distributor received $1,051,510 in underwriting commissions for sales of Class A shares, of which $150,981 was retained by the principal underwriter or other affiliated broker-dealers.

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

January 31, 2011 (Unaudited)

Each Fund pays its pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund pays the chairperson of the audit committee its pro rata share of an additional $2,500 per quarter.   The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting and transfer agency services to the Funds as follows:

Administration.  The Funds pay GFS an asset-based fee in decreasing amounts as fund assets reach certain breakpoints. Each Fund is subject to a minimum annual fee. Each Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

Arrow DWA Balanced Fund

The greater of:

A minimum annual fee of $36,000 per annum or

-    10 basis points or 0.10% per annum on the first $100 million of net assets

-    8 basis points or 0.08% per annum on the next $150 million of net assets

-    6 basis points or 0.06% per annum on net assets greater than $250 million

Arrow DWA Tactical Fund

The greater of:

A minimum annual fee of $36,000 per annum or

-    10 basis points or 0.10% per annum on the first $100 million of net assets

-    8 basis points or 0.08% per annum on the next $150 million of net assets

-    6 basis points or 0.06% per annum on net assets greater than $250 million

Arrow Alternative Solutions Fund

The greater of:

A minimum annual fee of $40,000 per annum or

-    12 basis points or 0.12% per annum on the first $100 million of net assets

-    8 basis points or 0.08% per annum on the next $150 million of net assets

-    6 basis points or 0.06% per annum on net assets greater than $250 million

Arrow Managed Futures Trend Fund

The greater of:

-    10 basis points or 0.10% per annum on the first $100 million of net assets

-    8 basis points or 0.08% per annum on the next $150 million of net assets

-    6 basis points or 0.06% per annum on net assets greater than $250 million

Arrow Commodity Strategy Fund

-    10 basis points or 0.10% per annum on the first $100 million of net assets

-    8 basis points or 0.08% per annum on the next $150 million of net assets

-    6 basis points or 0.06% per annum on net assets greater than $250 million

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

January 31, 2011 (Unaudited)

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of each Fund for the previous month. The Funds pay GFS a base annual fee plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

Arrow DWA Balanced Fund

The greater of:

A minimum annual fee of $21,600 per annum plus $5,400 for each additional share class above one plus

-     2 basis points or 0.02% per annum on net assets of $25 million to $100 million

-     1 basis points or 0.01% per annum on net assets greater than $100 million

Arrow DWA Tactical Fund

The greater of:

A minimum annual fee of $21,600 per annum plus $5,400 for each additional share class above one plus

-     2 basis points or 0.02% per annum on net assets of $25 million to $100 million

-     1 basis points or 0.01% per annum on net assets greater than $100 million

Arrow Alternative Solutions Fund

The greater of:

A minimum annual fee of $24,000 per annum plus $6,000 for each additional share class above one plus

-     2 basis points or 0.02% per annum on net assets of $25 million to $100 million

-     1 basis points or 0.01% per annum on net assets greater than $100 million

Arrow Managed Futures Trend Fund

The greater of:

A minimum annual fee of $24,000 per annum plus $5,400 for each additional share class above one plus

-     2 basis points or 0.02% per annum on net assets of $25 million to $100 million

-     1 basis points or 0.01% per annum on net assets greater than $100 million

Arrow Commodity Strategy Fund

The greater of:

A minimum annual fee of $24,000 per annum plus $5,400 for each additional share class above one plus

-     2 basis points or 0.02% per annum on net assets of $25 million to $100 million

-     1 basis points or 0.01% per annum on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Funds pay GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual per class minimums are $13,500 for ADBF, $13,500 for ADTF, $15,000 for AASF, $0 for AMFTF and $0 for ACSF.  The per account charge is $14.00 for open accounts and $2.00 for closed accounts.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

January 31, 2011 (Unaudited)

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Funds an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended January 31, 2011, the Funds incurred expenses of $21,865 for compliance services pursuant to the Trust’s Agreement with NLCS. The amount incurred by each Fund was as follows: $14,881 from ADBF, $3,898 from ADTF, $2,400 from AASF, $570 from AMFTF and $116 from ACSF and include certain out of pocket expenses.   Such fees are included in the line item marked “Compliance Officer Fees” on the Statement of Operations in this shareholder report.

GemCom, LLC (“GemCom”)

GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the period ended January 31, 2011, GemCom collected amounts totaling $10,114 for EDGAR and printing services performed.   The amount collected from each Fund was as follows: $5,483 from ADBF, $1,659 from ADTF, $868 from AASF, $444 from AMFTF and $1,660 from ACSF.   Such fees are included in the line item marked “Printing and Postage Expenses” on the Statement of Operations in this shareholder report.

5.

REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs.  For the period ended January 31, 2011, ADBF, ADTF, AASF, AMFTF and ACSF assessed $4,671, $7,792, $128, $672 and $44, respectively, in redemption fees.

6.

INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities.   Companies which are affiliates of a Fund at January 31, 2011 are noted in the Funds’ portfolio of investments.   Transactions during the period with companies which are affiliates are as follows:

Arrow DWA Balanced Fund
CUSIP	Description	Value - Beginning of Period	Purchases	Sales Proceeds	Dividends Credited to Income	Value -End of Period
73936B606	PowerShares DB Gold Fund	$ 23,898,171	$ 6,344,741	$ -	$ -	$ 32,975,569
464287580	iShares DJ US Consumer
	Services Index Fund	15,067,757	286,415	15,556,540	-	-
	TOTAL	$ 38,965,928	$ 6,631,156	$ 15,556,540	$ -	$ 32,975,569

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

January 31, 2011 (Unaudited)

Arrow DWA Tactical Fund
CUSIP	Description	Value - Beginning of Period	Purchases	Sales Proceeds	Dividends Credited to Income	Value -End of Period
73936B309	PowerShares DB Silver Fund	$ 5,897,045	$ 3,507,731	$ 50,563	$ -	$ 12,687,948
73935B102	PowerShares Active
	AlphaQ Fund	5,266,211	-	-	39,582	6,475,141
06739H248	iPath Dow Jones - UBS
	Precious Metals Sub-Index
	Total Return ETN	-	2,924,269	-	-	2,819,960
33735G107	First Trust Value Line 100 ETF	-	11,484,133	-	-	11,724,197
	TOTAL	$ 11,163,256	$ 17,916,133	$ 50,563	$ 39,582	$ 33,707,246

7.

 UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

AASF, AMFTF and ACSF currently seek to achieve their investment objectives by investing a portion of their assets in Fidelity Institutional Money Market Funds - Money Market Portfolio (the “Portfolio”). The Funds may redeem their investments from the Portfolio at any time if the Advisor determines that it is in the best interest of the Funds and their shareholders to do so.

The performance of the Funds may be directly affected by the performance of the Portfolio.  The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements.  As of January 31, 2011, the percentage of AASF, AMFTF and ACSF net assets invested in the Portfolio was 33.3%, 82.7% and 79.2%, respectively.

8.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the following periods was as follows:

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

January 31, 2011 (Unaudited)

As of July 31, 2010, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation (depreciation), accumulated net investment income (loss) and accumulated net realized losses are primarily attributable to the tax deferral of losses on wash sales, mark-to-market on open forward foreign currency contracts, open swap agreements and Section 1256 contracts, and adjustments from partnerships, real estate investment trusts and the consolidation of AASF’s and AMFTF’s investments in a wholly-owned controlled foreign corporation.

Foreign currency and capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.   The following Funds incurred and elected to defer such foreign currency and capital losses as follows:

 At July 31, 2010, the following Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains expiring as follows:

Permanent book and tax differences, primarily attributable to net investment losses, distributions in excess of net investment income, tax treatment of foreign currency losses and adjustments from paydowns, real estate investment trusts, partnerships and swaps, resulted in reclassification for the fiscal year ended July 31, 2010 as follows:

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

January 31, 2011 (Unaudited)

9.  NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years entities will need to disclose information about purchases, sales issuances and settlements of Level 3 securities on a gross basis rather than as a net number as currently required.  Management is currently evaluating the impact ASU No. 2010-06 will have on the Fund’s financial statement disclosures.

10.

  SUBSEQUENT  EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.      Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

The Arrow Funds

EXPENSE EXAMPLES

January 31, 2011 (Unaudited)

As a shareholder of the Arrow DWA Balanced Fund, the Arrow DWA Tactical Fund, the Arrow Alternative Solutions Fund, the Arrow Managed Futures Trend Fund or the Arrow Commodity Strategy Fund you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Arrow Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2010 through January 31, 2011.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each of the Arrow Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 12/31/10	Ending Account Value 1/31/11	Expenses Paid During Period 12/31/10 – 1/31/11	Expense Ratio During Period*** 12/31/10 – 1/31/11
Commodity Strategy Class A	$1,000.00	$1,015.00	$1.55*	1.81%
Commodity Strategy Class C	1,000.00	1,012.55	12.73*	2.51

Actual	Beginning Account Value 8/1/10	Ending Account Value 1/31/11	Expenses Paid During Period** 8/1/10 – 1/31/11	Expense Ratio During Period*** 8/1/10 – 1/31/11
DWA Balanced Class A	$1,000.00	$1,109.90	$8.27	1.56%
DWA Balanced Class C	1,000.00	1,104.30	12.25	2.31
DWA Tactical Class A	1,000.00	957.10	8.02	1.63
DWA Tactical Class C	1,000.00	950.00	11.70	2.38
Alternative Solutions Class A	1,000.00	962.00	12.09	2.45
Alternative Solutions Class C	1,000.00	955.40	20.41	4.14
Managed Futures Trend Class A	1,000.00	1,108.00	10.52	1.980
Managed Futures Trend Class C	1,000.00	1,102.70	14.57	2.75

The Arrow Funds

EXPENSE EXAMPLES (Continued)

January 31, 2011 (Unaudited)

Hypothetical (5% return before expenses)	Beginning Account Value 8/1/10	Ending Account Value 1/31/11	Expenses Paid During Period** 8/1/10 – 1/31/11	Expense Ratio During Period*** 8/1/10 – 1/31/11
DWA Balanced Class A	$1,000.00	$1,017.36	$7.91	1.56%
DWA Balanced Class C	1,000.00	1,013.56	11.72	2.31
DWA Tactical Class A	1,000.00	1,017.01	8.27	1.63
DWA Tactical Class C	1,000.00	1,013.21	12.08	2.38
Alternative Solutions Class A	1,000.00	1,012.88	12.41	2.45
Alternative Solutions Class C	1,000.00	1,004.33	20.92	4.14
Managed Futures Trend Class A	1,000.00	1,015.23	10.05	1.98
Managed Futures Trend Class C	1,000.00	1,011.34	13.94	2.75
Commodity Strategy Class A	1,000.00	1,015.84	9.03	1.81
Commodity Strategy Class C	1,000.00	1,015.00	2.15	2.51

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (31) divided by the number of days in the fiscal year (365).

**Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

***Annualized.

The Arrow Funds

SUPPLEMENTAL INFORMATION

January 31, 2011 (Unaudited)

FACTORS CONSIDERED BY INDEPENDENT TRUSTEES APPROVING THE ADVISORY AGREEMENT

Arrow Commodity Strategy Fund

In connection with a regular meeting held on September 22, 2010 (the “Meeting”), the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Arrow Investment Advisors, LLC (“AIA” or the “Adviser”) and the Trust, on behalf of the Arrow Commodity Strategy Fund (the “Fund”). In considering the proposed Advisory Agreement, the Board received materials relating to the Advisory Agreement, including materials provided by the Adviser. These materials included: (a) information on the investment performance of other mutual funds in the Trust that are managed by the Adviser and appropriate indices with respect to the funds; (b) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions; (c) the overall organization of the Adviser; and (d) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  A presentation was given by a representative of the Adviser regarding the Fund’s investment strategies.  The Trustees discussed the nature of AIA’s operations, the quality of AIA’s compliance infrastructure and the experience of its investment management personnel.  The Board reviewed the capitalization of AIA based on financial statements provided by AIA in the Board materials and concluded that AIA was sufficiently well capitalized (or has other financial resources) to meet its obligations to the Trust.  The Trustees concluded that AIA has the ability to provide a level of service consistent with the Board’s expectations.

Performance.  Because AIA has not yet begun advising the Fund, the Trustees could not consider the investment performance.  However, the Board, including the Independent Trustees, considered the past performance of AIA in connection with its management of existing funds in the Trust. The Board concluded that such past performance appears to qualify AIA to manage the Fund.

Fees and Expenses.  The Board noted that AIA would charge a 0.80% annual advisory fee based on the average net assets of the Fund. The Trustees concluded that the Fund’s advisory fee, as well as its overall expense ratio, was acceptable in light of the quality of the services the Fund expected to receive from the Adviser and the level of fees paid by a peer group of other similarly managed mutual funds.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  It was the consensus of the Board that based on the anticipated size of the Fund for the initial two years of its Advisory Agreement, economies of scale was not a relevant consideration at this time.

Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by AIA in connection with the operation of the Fund, based on materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. They also considered the profits to be realized by AIA from other activities related to the Fund. The Trustees concluded that because of the Fund’s expense limitation agreement and expected asset level, the Board was satisfied that AIA’s level of profitability from its relationship with the Fund would not be excessive.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that approval of the Advisory Agreement is in the best interests of the Trust and the shareholders of the Fund.

The Arrow Funds

SUPPLEMENTAL INFORMATION (Continued)

January 31, 2011 (Unaudited)

FACTORS CONSIDERED BY INDEPENDENT TRUSTEES APPROVING THE ADVISORY AGREEMENT

The Arrow Funds

During the Meeting, the Board, including a majority of the Independent Trustees, discussed the renewal of an investment advisory agreement (the “Agreement”) between AIA and the Trust, on behalf of the Arrow DWA Balanced Fund (“Arrow Balanced”), Arrow DWA Tactical Fund (“Arrow Tactical”) and Arrow Alternative Solutions Fund (“Arrow ASF”) (each a “Fund” and collectively the “Funds”).  In considering the Agreement, the Board received materials relating to the Agreement, including materials provided by the Adviser.  These materials included: (a) information on the investment performance of the Funds and appropriate indices with respect to the Funds; (b) arrangements in respect of the distribution of the Funds’ shares; and (c) the resources available with respect to compliance with the Funds’ investment policies and restrictions and with policies on personal securities transactions.  Additional information was furnished by the Adviser including information on (a) the overall organization of the Adviser, (b) investment management staffing, and (c) the financial condition of the Adviser.

In its consideration of the renewal of the Agreement for the Funds, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its renewal of the Agreement included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the nature of the Adviser’s operations, the quality of its compliance infrastructure and the experience of its fund management personnel.  The Board then reviewed the Adviser’s financial statements and concluded that the Adviser is sufficiently well capitalized (or has other financial resources) to meet its obligations to the Fund.  The Trustees concluded that the Adviser has provided a level of service consistent with the Board's expectations.

Performance.  The Board, including the Independent Trustees, considered the past performance of the Funds managed by the Adviser, as well as other factors relating to its track record. The Board noted the exceptional performance of Arrow Balanced and Arrow Tactical.  Regarding AIA’s recent underperformance with respect to Arrow ASF, the Trust’s President explained that the Adviser is making efforts to improve performance, which may include revisions to the Fund’s investment strategy.  The Trustees noted that Arrow ASF has been outperforming the S&P 500 since inception.   The Board concluded that the Adviser’s past performance was acceptable; however, they would continue to closely monitor Arrow ASF in future meetings through a customized underperformance trend watch list created by the Trust’s administrator.

Fees and Expenses.  The Board noted that the Adviser charges a 1.00% annual advisory fee for Arrow Balanced and Arrow Tactical, and a 0.75% annual advisory fee for Arrow ASF based on the average net assets of the Funds.  The Board then discussed the comparison of management fees and total operating expense data and reviewed each Fund’s advisory fees and overall expenses compared to a peer group of similarly managed funds.  The Trustees then discussed the management strategy of the Funds and the overall duties of the Adviser.   The Trustees concluded that although some Funds’ fees were higher than their respective peers, each Fund’s advisory fees were reasonable in light of the quality of the services the Funds currently receive from the Adviser, and the level of fees paid by funds in the peer group of other similarly managed mutual funds of comparable size.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Funds and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the current size of the Funds, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the profits realized by the Adviser in connection with the operation of the Funds and whether the amount of profit is a fair entrepreneurial profit for the management of the Funds.  It also considered the profits realized by the Adviser from other activities related to the Funds.  The Trustees concluded that because of the Funds’ current asset levels, they were satisfied that the Adviser’s level of profitability from its relationship to the Funds is not excessive.

The Arrow Funds

SUPPLEMENTAL INFORMATION (Continued)

January 31, 2011 (Unaudited)

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that renewal of the Agreement is in the best interests of the Trust and the Funds’ shareholders, and unanimously renewed the Agreement.

FACTORS CONSIDERED BY INDEPENDENT TRUSTEES APPROVING THE SUB-ADVISORY AGREEMENT

During the Meeting, the Board, including a majority of the Independent Trustees, also considered the renewal of a sub-advisory agreement (the “Sub-Advisory Agreement”) between Dorsey, Wright & Associates, Inc. (“Sub-Adviser”) and AIA, on behalf of Arrow Balanced and the Arrow Tactical (each a “Fund” and collectively, the “Funds”).  In considering the Sub-Advisory Agreement, the Board received materials relating to the Sub-Advisory Agreement, including materials from the Sub-Adviser.  These materials included: (a) information on the investment performance of the Funds and the Sub-Adviser’s separate accounts pursuing similar strategies, including appropriate indices with respect to the Funds and separate accounts; (b) arrangements in respect of the distribution of the Funds’ shares; and (c) the resources available with respect to compliance with the Funds’ investment policies and restrictions.  Additional information was furnished by the Sub-Adviser including information on (a) the overall organization of the Sub-Adviser, (b) investment management staffing, and (c) the financial condition of the Sub-Adviser.

In its consideration of the renewal of the Sub-Advisory Agreement for the Funds, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its renewal of the Sub-Advisory Agreement included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of the Sub-Adviser’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.  The Trustees concluded that the Sub-Adviser has provided a level of service consistent with the Board's expectations.

Performance.  The Board, including the Independent Trustees, considered the nature and extent of the Sub-Adviser’s past performance, as well as other factors relating to its track record.  The Board concluded that the Sub-Adviser’s past performance was acceptable.

Fees and Expenses.  The Board noted that the Sub-Adviser charges a 0.25% sub-advisory fee based on the average net assets of the Funds, but that the Funds do not compensate the Sub-Adviser for sub-advisory services; rather, the Adviser compensates the Sub-Adviser out of the advisory fees received from the Funds.  The Trustees then discussed the active management strategy of the Funds and the overall duties of the Sub-Adviser.  The Board, including the Independent Trustees, next considered the expense ratio for the Funds, and expense ratios of a peer group of funds.  The Trustees concluded that the Funds’ sub-advisory fees and expense ratio were acceptable in light of the quality of the services the Funds currently receive from the Sub-Adviser, and the level of fees paid by a peer group of other similarly managed funds of comparable size.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Funds and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the current size of the Funds, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the profits realized by the Sub-Adviser in connection with the operation of the Funds and whether the amount of profit is a fair entrepreneurial profit for the management of the Funds.  It also considered the profits realized by the Sub-Adviser from other activities related to the Funds.  The Trustees concluded that because of the Funds’ current asset levels, they were satisfied that the Sub-Adviser’s level of profitability from its relationship to the Funds is not excessive.

Conclusion. The Board, having requested and received such information from the Sub-Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the sub-advisory fee structures are fair and reasonable and that renewal of the Sub-Advisory Agreement is in the best interests of the Trust and the Funds’ shareholders, and unanimously renewed the Sub-Advisory Agreement.

The Arrow Funds

SUPPLEMENTAL INFORMATION (Continued)

January 31, 2011 (Unaudited)

                    Independent Trustees

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
L. Merill Bryan Age: 66	Trustee Since 2005	Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corporation (a railroad company) (1966-2005).	76	AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund
Anthony J. Hertl Age: 60	Trustee Since 2005	Consultant to small and emerging businesses (since 2000).	76

AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund; Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisors Trust and Global Real Estate Fund

Gary W. Lanzen Age: 57	Trustee Since 2005	Chief Investment Officer (since 2006); President, Orizon Investment Counsel, LLC (2000-2006); Partner, Orizon Group, Inc. (a financial services company) (2002-2006).	76	AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund
Mark H. Taylor Age: 47	Trustee Since 2007	Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Member Auditing Standards Board, AICPA (since 2008).	76	Ladenburg Thalmann Alternative Strategies Fund; Lifetime Achievement Mutual Fund (LFTAX) (Director and Audit Committee Chairman)

                    Interested Trustees and Officers

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Michael Miola*** Age: 58	Trustee Since 2005	Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Advisor Services, LLC, CLS Investments, LLC, Gemcom, LLC and Northern Lights Compliance Services, LLC (since 2003).	76	AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund ; Constellation Trust Co.
Andrew Rogers 450 Wireless Blvd. Hauppauge, NY 11788 Age: 41	President Since 2006

President and Manager, Gemini Fund Services, LLC (since 2006), formerly Senior Vice President and Director of Administration (2001 - 2005); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); Manager (since 2006) and President (since 2004), GemCom LLC.

			N/A	N/A
Kevin E. Wolf 450 Wireless Blvd. Hauppauge, NY 11788 Age: 41	Treasurer Since 2006

Director of Fund Administration, Gemini Fund Services, LLC (since 2006); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2006); Vice-President, GemCom, LLC (since 2004); Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).

			N/A	N/A
James P. Ash 450 Wireless Blvd. Hauppauge, NY 11788 Age: 34	Secretary Since 2011	Director of Legal Administration, Gemini Fund Services, LLC (since 2009); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2006 - 2008).	N/A	N/A

The Arrow Funds

SUPPLEMENTAL INFORMATION (Continued)

January 31, 2011 (Unaudited)

Lynn Bowley Age: 52	Chief Compliance Officer Since 2007	Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A
James Colantino 450 Wireless Blvd. Hauppauge, NY 11788 Age: 41	Assistant Treasurer Since 2006	Vice President (2004 - Present); Senior Fund Administrator (1999-2004), Gemini Fund Services, LLC.	N/A	N/A
Erik Naviloff 450 Wireless Blvd. Hauppauge, NY 11788 Age: 42	Assistant Treasurer Since 2009	Assistant Vice President, Gemini Fund Services, LLC, since 2007; Senior Accounting Manager, Fixed Income, Dreyfus Corporation, 2002 to 2007.	N/A	N/A
Richard Gleason 450 Wireless Blvd. Hauppauge, NY 11788 Age: 33	Assistant Treasurer Since 2010	Manager of Fund Administration, Gemini Fund Services, LLC (since 2008); Senior Fund Administrator, Gemini Fund Services, LLC (2005-2008).	N/A	N/A
Dawn Borelli 450 Wireless Blvd. Hauppauge, NY 11788 Age: 38	Assistant Treasurer Since 2010	Assistant Vice President, Fund Administration, Gemini Fund Services, LLC (since 2010), Assistant Vice President, Global Fund Administration, Legg Mason & Co. LLC (2003 – 2010).	N/A	N/A

* The term of office for each Trustee and officer listed above will continue indefinitely.

** The term “Fund Complex” refers to the Northern Lights Fund Trust and the Northern Lights Variable Trust.

*** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Funds’ Distributor).

The Arrow Funds

SUPPLEMENTAL INFORMATION (Continued)

January 31, 2011 (Unaudited)

FINANCIAL STATEMENTS OF UNDERLYING FUND

As discussed in Note 7 to the financial statements of the AASF, AMFTF and ACSF, the following pages will include the financial statements of the aforementioned underlying fund, the Fidelity Institutional Money Market Funds - Money Market Portfolio (the “Portfolio”).   The pages have been extracted from the latest audited annual report published for the Portfolio, dated March 31, 2010. The full report of the Fidelity Funds, along with the report of the independent registered public accounting firm is included in the Fidelity Funds’ N-CSR filing dated May 27, 2010, available at ‘www.sec.gov’.  Only data presented for the Fidelity Institutional Money Market Funds - Money Market Portfolio is pertinent to the overall review of the financial statements of the AASF, AMFTF and ACSF.  Following the pages extracted from the March 31, 2010 report, the reader will find an unaudited portfolio of holdings for the Fidelity Institutional Money Market Funds - Money Market Portfolio as of January 31, 2011.

Money Market Portfolio

Investment Changes (Unaudited)

Maturity Diversification

Days	% of fund's investments 3/31/10	% of fund's investments 9/30/09	% of fund's investments 3/31/09
0 – 30	43.9	43.0	49.6
31 – 90	31.0	32.5	32.6
91 – 180	15.2	14.1	8.5
181 – 397	9.9	10.4	9.3

Weighted Average Maturity

	3/31/10	9/30/09	3/31/09
Money Market Portfolio	71 Days	67 Days	59 Days
All Taxable Money Market Funds Average*	44 Days	51 Days	48 Days

Asset Allocation (% of fund's net assets)

As of March 31, 2010

Corporate Bonds	0.2%
Commercial Paper	13.7%
Bank CDs, BAs, TDs, and Notes	62.1%
Government Securities†	18.0%
Repurchase Agreements	7.8%
Other Investments	0.0%
Net Other Assets**	(1.8)%

As of September 30, 2009

Corporate Bonds	0.1%
Commercial Paper	17.1%
Bank CDs, BAs, TDs, and Notes	56.4%
Government Securities†	18.2%
Repurchase Agreements	8.5%
Other Investments	0.2%
Net Other Assets**	(0.5)%

† *Includes FDIC Guaranteed Corporate Securities*

* *Source: iMoneyNet, Inc.*

** *Net Other Assets are not included in the pie chart.*

41 Annual Report

Money Market Portfolio

Investments March 31, 2010

Showing Percentage of Net Assets

Corporate Bonds – 0.2%

Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
General Electric Capital Corp.			
3/11/11	0.46%	$ 93,000	$ 94,166
LP Pinewood SPV LLC			
4/7/10	0.23 (d)	67,000	67,000
TOTAL CORPORATE BONDS			161,166

Certificates of Deposit – 53.1%

Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
London Branch, Eurodollar, Foreign Banks – 13.3%			
Banco Bilbao Vizcaya Argentaria SA			
5/28/10	0.25	407,000	407,003
Commonwealth Bank of Australia			
8/23/10 to 9/24/10	0.30 to 0.50	507,000	507,012
Credit Agricole SA			
4/1/10 to 6/1/10	0.25 to 0.67 (d)	2,270,000	2,270,000
Credit Industriel et Commercial			
4/6/10 to 6/8/10	0.34 to 0.41	1,307,000	1,307,000
Danske Bank AS			
4/15/10 to 4/22/10	0.21	406,000	406,000
HSBC Bank PLC			
8/2/10 to 12/21/10	0.30 to 0.60	407,000	407,000
ING Bank NV			
5/4/10 to 6/15/10	0.25 to 0.26	1,792,000	1,792,000
Landesbank Hessen-Thuringen			
4/6/10 to 9/15/10	0.32 to 0.63	1,021,000	1,021,000
UniCredit SpA			
6/3/10 to 6/16/10	0.30	472,000	472,000
			8,589,015
New York Branch, Yankee Dollar, Foreign Banks – 39.8%			
ABN-AMRO Bank NV			
4/6/10	0.27	415,000	415,000
Banco Bilbao Vizcaya Argentaria SA New York Branch			
4/19/10 to 6/16/10	0.25 to 0.37 (d)	1,151,000	1,151,012
Bank of Montreal			
4/17/10 to 5/10/10	0.20 to 0.25 (d)	549,000	549,000
Bank of Nova Scotia			
4/14/10 to 6/8/10	0.25 to 0.45 (d)	801,000	801,000
Bank of Nova Scotia Houston Branch			
8/23/10 to 10/29/10	0.32 to 0.33	1,967,000	1,967,000
Bank of Nova Scotia Institutional			
4/6/10 to 4/16/10	0.24 (d)	613,000	613,000
Bank of Tokyo-Mitsubishi			
4/6/10 to 7/9/10	0.21 to 0.32	2,126,000	2,126,000
Bank Tokyo-Mitsubishi UFJ Ltd.			
4/30/10	0.21	204,000	204,000
Barclays Bank PLC			
4/16/10	0.34 (d)	822,000	822,000
BNP Paribas New York Branch			
4/19/10 to 9/20/10	0.20 to 0.45	2,173,000	2,173,000
BNP Paribas SA			
4/20/10 to 8/12/10	0.40 to 0.60%	$ 562,000	$ 562,000
Calyon New York Branch			
6/8/10 to 7/6/10	0.40 (d)	762,000	762,000
Calyon SA			
4/12/10	0.41 (d)	140,000	140,000
Canadian Imperial Bank of Commerce New York Branch			
4/9/10 to 4/21/10	0.24 to 0.28 (d)	997,000	997,000
Commerzbank AG New York Branch			
4/1/10 to 8/10/10	0.22 to 0.45 (d)	1,496,000	1,496,000
Intesa Sanpaolo SpA			
9/9/10	0.35	211,000	211,000
Intesa Sanpaolo SpA New York Branch			
4/23/10	0.30 (d)	110,000	110,000
Mizuho Corporate Bank Ltd.			
6/15/10	0.25	205,000	205,000
Natexis Banques Populaires New York Branch			
5/12/10 to 6/15/10	0.30 to 1.05 (d)	1,516,000	1,516,000
Natixis New York Branch			
4/12/10 to 6/22/10	0.30 to 1.47 (d)	552,000	552,000
Rabobank Nederland			
4/6/10 to 5/18/10	0.23 to 0.60 (d)	1,506,000	1,506,000
Rabobank Nederland New York Branch			
4/6/10 to 9/7/10	0.23 to 0.30 (d)	1,797,000	1,797,008
Royal Bank of Canada			
4/1/10	0.57 (d)	383,000	383,000
Royal Bank of Canada New York Branch			
4/12/10 to 4/29/10	0.23 to 0.25 (d)	219,000	219,000
Royal Bank of Scotland PLC			
4/1/10	0.73	197,000	197,000
Royal Bank of Scotland PLC Connecticut Branch			
4/20/10 to 5/21/10	0.52 to 0.54 (d)	660,000	660,000
Royal Bank Scotland NV Chicago Branch			
5/24/10	0.30	224,000	224,000
Skandinaviska Enskilda Banken New York Branch			
5/4/10	0.30	270,000	270,000
Societe Generale			
5/5/10	0.55 (d)	96,000	96,000
Societe Generale Institutional CD Program			
4/6/10 to 4/7/10	0.26 to 0.27 (d)	947,000	947,000
Sumitomo Mitsui Banking Corp. New York Branch			
4/28/10	0.21	84,000	84,000
Toronto-Dominion Bank			
4/6/10 to 4/29/10	0.23 to 0.65 (d)	580,000	580,000
Toronto-Dominion Bank New York Branch			
4/6/10 to 12/20/10	0.23 to 0.50 (d)	944,000	943,992
UniCredito Italiano SpA New York Branch			
4/27/10	0.30	335,000	335,000
			25,614,012
TOTAL CERTIFICATES OF DEPOSIT			34,203,027

See accompanying notes which are an integral part of the financial statements.

Annual Report 42

Commercial Paper — 13.6%

Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Abbott Laboratories			
4/26/10	0.32% (d)	$ 297,000	$ 297,000
American Honda Finance Corp.			
8/10/10	0.35	79,000	78,899
Atlantic Asset Securitization Corp.			
4/7/10	0.21	43,000	42,998
Autobahn Funding			
4/6/10	0.24	21,030	21,029
Banco Bilbao Vizcaya Argentaria SA (London Branch)			
6/8/10 to 6/17/10	0.25 to 0.36	477,000	476,737
Canadian Imperial Holdings, Inc.			
4/15/10	0.23 (d)	96,000	96,000
Commerzbank U.S. Finance, Inc.			
4/6/10 to 8/10/10	0.22 to 0.45	698,000	697,347
Dakota Notes (Citibank Credit Card Issuance Trust)			
4/1/10 to 6/7/10	0.20 to 0.25	424,500	424,384
DnB NOR Bank ASA			
4/1/10 to 4/19/10	0.22 to 0.23 (d)	581,000	581,000
Gotham Funding Corp.			
4/9/10 to 4/19/10	0.20 to 0.21	193,000	192,985
Hannover Funding Co. LLC			
6/23/10 to 6/28/10	0.65	298,000	297,544
Intesa Funding LLC			
5/4/10 to 9/16/10	0.22 to 0.35	630,000	629,229
Irish Republic			
5/21/10 to 6/10/10	0.40	539,000	538,669
Landesbank Hessen-Thuringen			
7/6/10 to 8/9/10	0.63	259,000	258,505
Manhattan Asset Funding Co. LLC			
5/3/10	0.22	50,000	49,990
Natexis Banques Populaires U.S. Finance Co. LLC			
5/18/10 to 6/7/10	0.30	921,000	920,588
Nationwide Building Society			
5/24/10 to 6/15/10	0.25 to 0.28	300,000	299,846
Pfizer, Inc.			
4/20/10 to 4/30/10	0.60 to 0.65	249,000	248,889
Sumitomo Trust & Banking Co. Ltd. New York Branch			
4/5/10	0.20	21,000	21,000
Toyota Motor Credit Corp.			
4/30/10 to 5/17/10	0.25 to 0.30	445,000	444,882
UniCredito Italiano Bank (Ireland) PLC			
4/22/10 to 5/28/10	0.30 to 0.36	1,025,000	1,024,591
Westpac Banking Corp.			
4/13/10 to 5/11/10	0.26 to 0.70 (d)	1,108,000	1,107,850
TOTAL COMMERCIAL PAPER			**8,749,962**

U.S. Government and Government Agency Obligations — 2.0%

Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Other Government Related – 2.0%			
Bank of America NA (FDIC Guaranteed)			
4/29/10 to 6/14/10	0.29 to 0.30% (c)(d)	$ 748,801	$ 748,801
Citibank NA (FDIC Guaranteed)			
6/30/10	0.34 (c)(d)	126,000	126,000
General Electric Capital Corp. (FDIC Guaranteed)			
4/8/10	0.30 (c)(d)	426,570	426,570
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS			**1,301,371**

Federal Agencies — 10.6%

Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Federal Home Loan Bank – 10.6%			
4/12/10 to 4/12/11	0.14 to 0.76 (d)	6,813,920	**6,814,511**

U.S. Treasury Obligations — 5.4%

Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills – 4.7%			
5/6/10 to 12/16/10	0.20 to 0.60	3,027,000	3,022,122
U.S. Treasury Notes – 0.7%			
5/15/10 to 1/31/11	0.40 to 0.60	436,500	439,733
TOTAL U.S. TREASURY OBLIGATIONS			**3,461,855**

Bank Notes — 1.1%

Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Bank of America NA			
4/5/10 to 6/7/10	0.25 to 0.28 (d)	418,000	418,000
Societe Generale			
4/1/10	0.66 (b)(d)	319,000	319,000
TOTAL BANK NOTES			**737,000**

Medium-Term Notes — 6.6%

Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
AT&T, Inc.			
4/2/10	0.70 (b)(d)	446,000	446,000
Banque Federative du Credit Mutuel			
5/28/10	0.65 (b)(d)	143,000	143,000
Berkshire Hathaway, Inc.			
5/10/10	0.23 (d)	165,000	165,000
BNP Paribas SA			
5/13/10	0.50 (d)	268,000	268,000
BP Capital Markets PLC			
6/11/10	0.39 (d)	171,000	171,000

See accompanying notes which are an integral part of the financial statements.

43 Annual Report

Money Market Portfolio
Investments - continued

Medium-Term Notes - continued

Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Cellco Partnership			
6/28/10	0.89% (b)(d)	$ 242,000	$ 242,000
Commonwealth Bank of Australia			
4/6/10 to 4/14/10	0.28 (b)(d)	826,000	826,000
Metropolitan Life Global Funding I			
7/6/10	0.95 (b)(d)	100,000	100,000
New York Life Insurance Co.			
5/14/10	1.30 (d)(h)	135,000	135,000
Procter & Gamble International Funding SCA			
5/7/10	0.26 (d)	107,000	107,000
Royal Bank of Canada			
4/15/10	0.65 (b)(d)	316,000	316,000
Verizon Communications, Inc.			
6/15/10	0.76 (d)	195,000	195,000
Westpac Banking Corp.			
4/15/10 to 5/11/10	0.28 to 0.29 (b)(d)	1,130,000	1,130,000
TOTAL MEDIUM-TERM NOTES			**4,244,000**

Short-Term Notes – 0.1%

Metropolitan Life Insurance Co.			
4/1/10	0.65 (d)(h)	65,000	**65,000**

Time Deposits – 0.2%

Banco Santander SA			
4/16/10	0.25	137,000	**137,000**

Asset-Backed Securities – 0.0%

Bank of America Auto Trust			
9/15/10	0.39 (b)	10,031	**10,031**

Municipal Securities – 1.1%

Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Arizona Health Facilities Auth. Rev. Series 2008 H, 0.26%, VRDN			
4/7/10	0.26 (d)	36,890	36,890
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2008 J2, 0.29%, VRDN			
4/7/10	0.29 (d)	78,000	78,000
California Hsg. Fin. Agcy. Rev. Series 2005 D, 0.26%, VRDN			
4/7/10	0.26 (d)(e)	30,200	30,200
District of Columbia Rev. Series 2008, 0.30%, VRDN			
4/7/10	0.30 (d)	37,065	37,065
Fredericksburg Eco Dev. Auth. 0.33%, VRDN			
4/7/10	0.33 (d)	70,780	70,780
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Series 2009 A, 0.28%, VRDN			
4/7/10	0.28% (d)	$ 13,000	$ 13,000
Illinois Fin. Auth. Rev. 0.26%, VRDN			
4/7/10	0.26 (d)	40,600	40,600
Indiana Fin. Auth. Health Sys. Rev. Series 2008 B, 0.29%, VRDN			
4/7/10	0.29 (d)	10,900	10,900
Indiana Health & Edl. Facilities Fing. Auth. Rev. Participating VRDN Series Solar 07 63, 0.28%			
4/7/10	0.28 (d)(f)	15,345	15,345
Louisiana Pub. Facilities Auth. Rev. Series 2008 B, 0.29%, VRDN			
4/7/10	0.29 (d)	14,900	14,900
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2005, 0.31%, VRDN			
4/7/10	0.31 (d)	13,930	13,930
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Series 2000 B2, 0.26%, VRDN			
4/7/10	0.26 (d)	22,500	22,500
Middletown Hosp. Facilities Rev. Series 2008 A, 0.25%, VRDN			
4/7/10	0.25 (d)	13,915	13,915
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. Series 2005 A1, 0.29%, VRDN			
4/7/10	0.29 (d)	9,100	9,100
Moffat County Poll. Cont. Rev. 0.30%, VRDN			
4/7/10	0.30 (d)	11,175	11,175
Monroe County Dev. Auth. Poll. Cont. Rev. 0.26%, VRDN			
4/7/10	0.26 (d)	12,000	12,000
Montgomery County Indl. Dev. Auth. Rev. Series 2008 A, 0.27%, VRDN			
4/7/10	0.27 (d)	13,500	13,500
New Mexico Fin. Auth. Trans. Rev. Series 2008 B1, 0.27%, VRDN			
4/7/10	0.27 (d)	13,600	13,600
New York Hsg. Fin. Agcy. Rev. Series 1997 A, 0.30%, VRDN			
4/7/10	0.30 (d)(e)	62,700	62,700
New York Hsg. Fin. Agcy. Rev. Series 2002 A, 0.26%, VRDN			
4/7/10	0.26 (d)(e)	22,400	22,400
New York Metropolitan Trans. Auth. Rev. 0.25% 5/20/10, CP			
5/20/10	0.25	25,000	25,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2008 A, 0.29%, VRDN			
4/7/10	0.29 (d)	18,040	18,040
Pennsylvania Tpk. Commission Tpk. Rev. Series 2008 C, 0.30%, VRDN			
4/7/10	0.30 (d)	11,400	11,400
Philadelphia School District Series 2008 A2, 0.30%, VRDN			
4/7/10	0.30 (d)	18,475	18,475
Port of Portland Arpt. Rev. Series Eighteen A, 0.27%, VRDN			
4/7/10	0.27 (d)(e)	10,300	10,300
Saint Joseph County Hosp. Auth. Health Sys. Rev. 0.28%, VRDN			
4/7/10	0.28 (d)	19,280	19,280
South Fork Muni. Auth. Hosp. Rev. Series 2005 C, 0.27%, VRDN			
4/7/10	0.27 (d)	15,480	15,480

See accompanying notes which are an integral part of the financial statements.

Annual Report 44

Municipal Securities – continued

Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Series 2008 1, 0.28%, VRDN			
4/7/10	0.28% (d)	$ 10,900	$ 10,900
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Series 2008 2, 0.26%, VRDN			
4/7/10	0.26 (d)	11,000	11,000
Virginia Small Bus. Fing. Series 2008 A, 0.27%, VRDN			
4/7/10	0.27 (d)	16,250	16,250
TOTAL MUNICIPAL SECURITIES			**698,625**

Repurchase Agreements – 7.8%

	Maturity Amount (000s)	Value (000s)
In a joint trading account at:		
0.02% dated 3/31/10 due 4/1/10 (Collateralized by U.S. Government Obligations) #	$ 38,146	38,146
0.04% dated 3/31/10 due 4/1/10 (Collateralized by U.S. Government Obligations) #	326	326
With:		
Barclays Capital, Inc. at:		
0.32%, dated 2/17/10 due 5/18/10 (Collateralized by Corporate Obligations valued at $22,058,428, 6.45% – 7.72%, 9/15/36 – 6/4/38)	21,017	21,000
0.4%, dated:		
1/25/10 due 4/19/10 (Collateralized by Mortgage Loan Obligations valued at $64,096,970, 0.68% – 5.81%, 11/25/35 – 10/25/45)	61,057	61,000
3/18/10 due 4/16/10 (Collateralized by Equity Securities valued at $166,345,894)	154,050	154,000
0.45%, dated:		
2/10/10 due 4/9/10 (Collateralized by Mortgage Loan Obligations valued at $43,225,256, 0.4% – 5.44%, 10/25/46 – 6/12/47)	41,030	41,000
3/19/10 due 4/16/10 (Collateralized by Mortgage Loan Obligations valued at $44,287,196, 0.4%, 10/25/46)	41,014	41,000
3/22/10 due 4/28/10 (Collateralized by Mortgage Loan Obligations valued at $108,414,699, 0.44% – 6.02%, 3/25/35 – 12/10/49)	102,047	102,000
3/26/10 due 5/3/10 (Collateralized by Mortgage Loan Obligations valued at $108,224,933, 2.53% – 5.59%, 8/15/34 – 10/15/48)	$ 102,048	$ 102,000
0.5%, dated 1/25/10 due:		
4/9/10 (Collateralized by Mortgage Loan Obligations valued at $55,130,490, 0.4%, 11/25/46)	51,052	51,000
4/26/10 (Collateralized by Mortgage Loan Obligations valued at $55,130,490, 0.4% – 0.4%, 12/19/36 – 11/25/46)	51,064	51,000
0.55%, dated 1/4/10 due 4/1/10 (Collateralized by Mortgage Loan Obligations valued at $63,802,187, 0.4% – 5.72%, 8/25/36 – 2/15/51)	60,080	60,000
0.57%, dated 3/31/10 due 4/1/10 (Collateralized by Corporate Obligations valued at $22,681,705, 5% – 6%, 10/15/16 – 9/15/29)	21,000	21,000
BNP Paribas Securities Corp. at:		
0.22%, dated 3/4/10 due 7/8/10 (Collateralized by U.S. Government Obligations valued at $294,115,318, 0.58% – 6.5%, 9/25/16 – 2/15/40)	285,720	285,500
0.25%, dated 3/31/10 due 4/1/10 (Collateralized by Corporate Obligations valued at $133,350,926, 5.38% – 7.75%, 1/18/11 – 1/15/40)	127,001	127,000
Citigroup Global Markets, Inc. at:		
0.53%, dated 3/30/10 due 4/6/10 (Collateralized by Equity Securities valued at $56,168,267)	52,005	52,000
0.62%, dated 3/31/10 due 4/1/10 (Collateralized by Corporate Obligations valued at $484,837,192, 0.75% – 6.25%, 6/1/12 – 3/15/37)	452,008	452,000
Deutsche Bank Securities, Inc. at:		
0.35%, dated:		
1/14/10 due 4/16/10 (Collateralized by Corporate Obligations valued at $222,100,960, 0% – 12%, 5/10/10 – 11/15/49)	206,184	206,000
1/22/10 due:		
4/28/10 (Collateralized by Corporate Obligations valued at $110,060,695, 3.51% – 11.75%, 3/2/11 – 7/16/31)	102,095	102,000

See accompanying notes which are an integral part of the financial statements.

45 Annual Report

Money Market Portfolio
Investments - continued

Repurchase Agreements - continued

	Maturity Amount (000s)	Value (000s)
With: - continued		
Deutsche Bank Securities, Inc. at:		
0.35%, dated:		
4/30/10 (Collateralized by Corporate Obligations valued at $110,029,564, 0.43% - 11.25%, 11/1/10 - 3/31/56)	$ 102,097	$ 102,000
0.4%, dated:		
1/8/10 due 4/8/10 (Collateralized by Mortgage Loan Obligations valued at $110,478,948, 0% - 10%, 1/20/19 - 12/25/46)	102,102	102,000
1/11/10 due 4/13/10 (Collateralized by Mortgage Loan Obligations valued at $110,324,121, 0.49% - 7.88%, 12/22/14 - 9/25/37)	102,104	102,000
1/20/10 due 4/20/10 (Collateralized by Corporate Obligations valued at $54,918,690, 0% - 9%, 5/15/10 - 12/20/54)	51,051	51,000
2/2/10 due:		
5/4/10 (Collateralized by Corporate Obligations valued at $111,311,688, 5% - 10.38%, 8/10/10 - 8/15/31)	103,104	103,000
5/7/10 (Collateralized by Corporate Obligations valued at $56,084,753, 0.46% - 11%, 9/15/10 - 3/15/32)	52,054	52,000
5/10/10 (Collateralized by Corporate Obligations valued at $56,110,366, 5.9% - 11%, 9/15/11 - 3/15/87)	52,056	52,000
0.45%, dated 3/24/10 due:		
6/22/10 (Collateralized by Corporate Obligations valued at $55,085,508, 0% - 12.25%, 4/30/14 - 2/10/51)	51,057	51,000
6/25/10 (Collateralized by Corporate Obligations valued at $110,908,841, 0.3% - 7.88%, 5/15/12 - 7/1/37)	102,119	102,000
6/30/10 (Collateralized by Mortgage Loan Obligations valued at $55,139,853, 0% - 9.63%, 8/1/13 - 12/10/49)	51,062	51,000
ING Financial Markets LLC at:		
0.23%, dated 3/15/10 due 7/9/10 (Collateralized by U.S. Government Obligations valued at $244,136,514, 0% - 2.23%, 9/15/14 - 8/15/36)	$ 237,176	$ 237,000
0.3%, dated 2/22/10 due 5/24/10 (Collateralized by Corporate Obligations valued at $103,983,183, 3.88% - 9.38%, 3/15/14 - 2/15/38)	99,075	99,000
0.33%, dated 1/7/10 due 4/9/10 (Collateralized by Corporate Obligations valued at $29,426,812, 4.63% - 6.5%, 8/26/11 - 1/15/50)	28,024	28,000
J.P. Morgan Securities, Inc. at 0.57%, dated 3/31/10 due 4/1/10 (Collateralized by Corporate Obligations valued at $201,964,027, 0.25% - 4.13%, 10/15/11 - 8/16/23)	187,003	187,000
Merrill Lynch, Pierce, Fenner & Smith at:		
0.42%, dated 2/22/10 due 5/21/10 (Collateralized by Equity Securities valued at $221,509,547) (d)(g)	205,210	205,000
0.67%, dated 3/31/10 due 4/1/10 (Collateralized by Corporate Obligations valued at $537,801,611, 0% - 13%, 6/15/10 - 1/15/67)	502,009	502,000
Morgan Stanley & Co. at:		
0.45%, dated 3/5/10 due 4/5/10 (Collateralized by Corporate Obligations valued at $165,473,410, 0.51% - 6.88%, 3/24/11 - 3/15/20)	154,060	154,000
0.75%, dated 1/14/10 due 4/14/10 (Collateralized by Mortgage Loan Obligations valued at $444,942,353, 0% - 10.32%, 7/23/10 - 11/20/52)	410,769	410,000
RBS Securities, Inc. at 0.57%, dated 3/22/10 due 4/21/10 (Collateralized by Corporate Obligations valued at $265,599,338, 0% - 11.24%, 5/25/13 - 5/23/51) (d)(g)	246,171	246,000
UBS Securities LLC at 0.30%, dated:		
2/9/10 due 5/10/10 (Collateralized by Corporate Obligations valued at $111,485,074, 0.03%, 10/15/19)	102,077	102,000

See accompanying notes which are an integral part of the financial statements.

Annual Report 46

Repurchase Agreements – continued

	Maturity Amount (000s)	Value (000s)
With: – continued		
UBS Securities LLC at 0.30%, dated:		
2/17/10 due 5/17/10 (Collateralized by Corporate Obligations valued at $81,952,173, 0.12% – 0.54%, 10/15/19)	$ 77,057	$ 77,000
Wells Fargo Securities, LLC at 0.32%, dated 1/27/10 due 4/27/10 (Collateralized by Corporate Obligations valued at $29,416,726, 5.25%, 8/1/33)	28,022	28,000
TOTAL REPURCHASE AGREEMENTS		**5,010,972**

TOTAL INVESTMENT PORTFOLIO – 101.8% (Cost $65,594,520)	**65,594,520**
NET OTHER ASSETS – (1.8)%	**(1,162,927)**
NET ASSETS – 100%	**$ 64,431,593**

Security Type Abbreviations

CP — COMMERCIAL PAPER

VRDN — VARIABLE RATE DEMAND NOTE

Legend

(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,532,031,000 or 5.5% of net assets.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $1,301,371,000 or 2.0% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) The maturity amount is based on the rate at period end.

(h) Restricted securities – Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $200,000,000 or 0.3% of net assets.

Additional information on each holding is as follows:

Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 0.65%, 4/1/10	3/26/02	$ 65,000
New York Life Insurance Co. 1.30%, 5/14/10	5/8/09	$ 135,000

Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$38,146,000 due 4/01/10 at 0.02%	
Banc of America Securities LLC	$ 21,282
Barclays Capital, Inc.	8,186
RBC Capital Markets Corp.	1,091
UBS Securities LLC	7,587
	$ 38,146
$326,000 due 4/01/10 at 0.04%	
Banc of America Securities LLC	$ 27
Bank of America, NA	123
Barclays Capital, Inc.	14
Credit Suisse Securities (USA) LLC	14
Deutsche Bank Securities, Inc.	37
ING Financial Markets LLC	4
J.P. Morgan Securities, Inc.	48
Morgan Stanley & Co., Inc.	7
RBC Capital Markets Corp.	14
RBS Securities, Inc.	9
Societe Generale, New York Branch	17
UBS Securities LLC	12
	$ 326

Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

47 Annual Report

Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		March 31, 2010
Assets		
Investment in securities, at value (including repurchase agreements of $5,010,972) — See accompanying schedule:		
Unaffiliated issuers (cost $65,594,520)		$ 65,594,520
Cash		676
Receivable for fund shares sold		155,316
Interest receivable		41,588
Prepaid expenses		113
Receivable from investment adviser for expense reductions		1,359
Other receivables		490
Total assets		65,794,062
Liabilities		
Payable for investments purchased	$ 1,148,512	
Payable for fund shares redeemed	198,024	
Distributions payable	3,284	
Accrued management fee	7,867	
Distribution fees payable	781	
Other affiliated payables	2,906	
Other payables and accrued expenses	1,095	
Total liabilities		1,362,469
Net Assets		$ 64,431,593
Net Assets consist of:		
Paid in capital		$ 64,431,510
Accumulated undistributed net realized gain (loss) on investments		83
Net Assets		$ 64,431,593
Class I:		
Net Asset Value, offering price and redemption price per share ($34,385,675 ÷ 34,376,537 shares)		$ 1.00
Class II:		
Net Asset Value, offering price and redemption price per share ($835,493 ÷ 835,364 shares)		$ 1.00
Class III:		
Net Asset Value, offering price and redemption price per share ($3,766,073 ÷ 3,767,275 shares)		$ 1.00
Select Class:		
Net Asset Value, offering price and redemption price per share ($621,539 ÷ 621,407 shares)		$ 1.00
Class F:		
Net Asset Value, offering price and redemption price per share ($149,037 ÷ 149,038 shares)		$ 1.00
Institutional Class:		
Net Asset Value, offering price and redemption price per share ($24,673,776 ÷ 24,666,802 shares)		$ 1.00

Statement of Operations

Amounts in thousands		Year ended March 31, 2010
Investment Income		
Interest		$ 418,208
Expenses		
Management fee	$ 90,626	
Transfer agent fees	32,118	
Distribution fees	12,986	
Accounting fees and expenses	2,189	
Custodian fees and expenses	793	
Independent trustees' compensation	216	
Registration fees	665	
Audit	193	
Legal	206	
Interest	2	
Money Market Guarantee Program fee	8,664	
Miscellaneous	626	
Total expenses before reductions	149,284	
Expense reductions	(20,619)	128,665
Net investment income		289,543
Realized and Unrealized Gain (Loss)		
Net realized gain (loss) on:		
Investment securities:		
Unaffiliated issuers		1,902
Net increase in net assets resulting from operations		$ 291,445

See accompanying notes which are an integral part of the financial statements.

Annual Report 48

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2010	Year ended March 31, 2009
Increase (Decrease) in Net Assets		
Operations		
Net investment income	$ 289,543	$ 1,136,954
Net realized gain (loss)	1,902	12,535
Net increase in net assets resulting from operations	291,445	1,149,489
Distributions to shareholders from net investment income	(289,559)	(1,136,896)
Share transactions – net increase (decrease)	7,807,346	8,877,884
Total increase (decrease) in net assets	7,809,232	8,890,477
Net Assets		
Beginning of period	56,622,361	47,731,884
End of period (including undistributed net investment income of $0 and distributions in excess of net investment income of $132, respectively)	$ 64,431,593	$ 56,622,361

Financial Highlights — Class I

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data					
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations					
Net investment income	.005	.023	.049	.051	.036
Distributions from net investment income	(.005)	(.023)	(.049)	(.051)	(.036)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return[A]	.47%	2.37%	5.01%	5.24%	3.69%
Ratios to Average Net Assets[B]					
Expenses before reductions	.22%	.23%	.22%	.23%	.23%
Expenses net of fee waivers, if any	.19%	.20%	.18%	.18%	.18%
Expenses net of all reductions	.19%	.20%	.18%	.18%	.18%
Net investment income	.45%	2.31%	4.91%	5.14%	3.71%
Supplemental Data					
Net assets, end of period (in millions)	$ 34,386	$ 35,613	$ 28,573	$ 28,969	$ 18,848

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

49 Annual Report

Financial Highlights — Class II

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data					
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations					
Net investment income	.003	.022	.047	.050	.035
Distributions from net investment income	(.003)	(.022)	(.047)	(.050)	(.035)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return[A]	.31%	2.21%	4.85%	5.08%	3.53%
Ratios to Average Net Assets[B]					
Expenses before reductions	.37%	.38%	.37%	.38%	.38%
Expenses net of fee waivers, if any	.34%	.35%	.33%	.33%	.33%
Expenses net of all reductions	.34%	.35%	.33%	.33%	.33%
Net investment income	.30%	2.16%	4.70%	4.99%	3.56%
Supplemental Data					
Net assets, end of period (in millions)	$ 835	$ 680	$ 699	$ 637	$ 319

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights — Class III

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data					
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations					
Net investment income	.002	.021	.046	.049	.034
Distributions from net investment income	(.002)	(.021)	(.046)	(.049)	(.034)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return[A]	.22%	2.11%	4.74%	4.98%	3.43%
Ratios to Average Net Assets[B]					
Expenses before reductions	.47%	.48%	.47%	.48%	.48%
Expenses net of fee waivers, if any	.44%	.45%	.43%	.43%	.43%
Expenses net of all reductions	.44%	.45%	.43%	.43%	.43%
Net investment income	.21%	2.06%	4.49%	4.89%	3.46%
Supplemental Data					
Net assets, end of period (in millions)	$ 3,766	$ 4,184	$ 5,256	$ 1,701	$ 1,074

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report 50

Financial Highlights — Select Class

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data					
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations					
Net investment income	.004	.023	.048	.051	.036
Distributions from net investment income	(.004)	(.023)	(.048)	(.051)	(.036)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return[A]	.42%	2.31%	4.96%	5.19%	3.64%
Ratios to Average Net Assets[B]					
Expenses before reductions	.27%	.28%	.27%	.28%	.29%
Expenses net of fee waivers, if any	.24%	.25%	.23%	.23%	.23%
Expenses net of all reductions	.24%	.25%	.23%	.23%	.23%
Net investment income	.40%	2.25%	4.60%	5.08%	3.66%
Supplemental Data					
Net assets, end of period (in millions)	$ 622	$ 619	$ 1,626	$ 470	$ 141

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights — Class F

Year ended March 31,	2010[D]
Selected Per-Share Data	
Net asset value, beginning of period	$ 1.00
Income from Investment Operations	
Net investment income	.003
Distributions from net investment income	(.003)
Net asset value, end of period	$ 1.00
Total Return[B, C]	.29%
Ratios to Average Net Assets[E]	
Expenses before reductions	.16%[A]
Expenses net of fee waivers, if any	.15%[A]
Expenses net of all reductions	.15%[A]
Net investment income	.26%[A]
Supplemental Data	
Net assets, end of period (in millions)	$ 149

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period June 26, 2009 (commencement of sale of shares) to March 31, 2010.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

51 Annual Report

Financial Highlights — Institutional Class

Years ended March 31,	2010	2009	2008[D]
Selected Per-Share Data			
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations			
Net investment income	.005	.024	.013
Distributions from net investment income	(.005)	(.024)	(.013)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00
Total Return[B,C]	.51%	2.41%	1.29%
Ratios to Average Net Assets[E]			
Expenses before reductions	.19%	.20%	.19%[A]
Expenses net of fee waivers, if any	.15%	.16%	.14%[A]
Expenses net of all reductions	.15%	.16%	.14%[A]
Net investment income	.49%	2.35%	4.03%[A]
Supplemental Data			
Net assets, end of period (in millions)	$ 24,674	$ 15,526	$ 11,578

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D For the period December 12, 2007 (commencement of sale of shares) to March 31, 2008.
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report 52

Notes to Financial Statements

For the period ended March 31, 2010
(Amounts in thousands except ratios)

1. Organization.

Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio and Tax-Exempt Portfolio (the Funds) are funds of Fidelity Colchester Street Trust (the trust). Each Fund is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. In January 2009, the Board of Trustees of Money Market Portfolio approved the creation of an additional class of shares. Money Market Portfolio commenced sale of Class F shares on June 26, 2009. Each Fund offers Class I, Class II, and Class III and Select Class shares. Treasury Only Portfolio and Treasury Portfolio also offer Class IV shares. Prime Money Market Portfolio offers Class IV and Institutional Class. Money Market Portfolio offers Class F and Institutional Class. All classes have equal rights as to assets and voting privileges. Prime Money Market Portfolio and Money Market Portfolio offer conversion privileges between classes within each fund to eligible shareholders of the existing classes of shares. Class F shares are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. Security transactions, including the Funds' investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

The Funds participated in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program") through April 30, 2009. In 2008, the Funds paid the U.S. Treasury Department fees equal to 0.025% based on the number of shares outstanding as of September 19, 2008 to participate in the Program through April 30, 2009. Prime Money Market Portfolio, Money Market Portfolio and Tax-Exempt Portfolio participated in the

73 Annual Report

Notes to Financial Statements – continued
(Amounts in thousands except ratios)

3. Significant Accounting Policies – continued

Expenses – continued

extension of the Program through September 18, 2009 for an additional fee equal to 0.015% based on the number of shares outstanding as of September 19, 2008. The fees were amortized over the length of the participation in the Program. The expense was borne by the Funds without regard to any expense limitation in effect for the Funds.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Government Portfolio and Money Market Portfolio, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statements of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of March 31, 2010, each Fund did not have any unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, capital loss carryforwards, and losses deferred due to excise tax regulations and wash sales.

The Tax-Exempt Portfolio purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Treasury Only Portfolio	$10,646,170	$ –	$ –	$ –
Treasury Portfolio	13,561,160	–	–	–
Government Portfolio	49,021,951	–	–	–
Prime Money Market Portfolio	73,732,701	–	–	–
Money Market Portfolio	65,594,520	–	–	–
Tax-Exempt Portfolio	5,054,469	–	–	–

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation)
Treasury Only Portfolio	$ –	$ 301	$ –	$ –	$ –
Treasury Portfolio	–	109	–	–	–
Government Portfolio	–	1,085	–	–	–
Prime Money Market Portfolio	–	208	–	–	–
Money Market Portfolio	–	579	–	–	–
Tax-Exempt Portfolio	168	–	156	–	–

Annual Report 74

3. Significant Accounting Policies – continued

Income Tax Information and Distributions to Shareholders – continued

The tax character of distributions paid was as follows:

March 31, 2010	Tax-Exempt Income	Ordinary Income	Long-term Capital Gains	Tax Return of Capital	Total
Treasury Only Portfolio	$ —	$ 13,596	$ —	$ —	$ 13,596
Treasury Portfolio	—	17,019	—	—	17,019
Government Portfolio	—	107,137	—	—	107,137
Prime Money Market Portfolio	—	156,764	—	—	156,764
Money Market Portfolio	—	289,559	—	—	289,559
Tax-Exempt Portfolio	10,152	—	78	—	10,230

March 31, 2009	Tax-Exempt Income	Ordinary Income	Long-term Capital Gains	Tax Return of Capital	Total
Treasury Only Portfolio	$ —	$ 109,832	$ —	$ —	$ 109,832
Treasury Portfolio	—	242,465	—	—	242,465
Government Portfolio	—	491,735	—	—	491,735
Prime Money Market Portfolio	—	482,295	—	—	482,295
Money Market Portfolio	—	1,136,896	—	—	1,136,896
Tax-Exempt Portfolio	163,869	1,251	2,503	—	167,623

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, certain Funds may enter into reverse repurchase agreements whereby a fund transfers securities to a counterparty who then agrees to transfer them back to the applicable fund at a future date and agreed upon price, reflecting a rate of interest below market rate. Securities sold under a reverse repurchase agreement are recorded as a liability in each applicable fund's accompanying Statement of Assets and Liabilities. A fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus any accrued interest in return for the same securities transferred. A fund continues to receive interest payments on the transferred securities during the term of the reverse repurchase agreement. During the period that a reverse repurchase agreement is outstanding each applicable fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the security or in gaining access to the collateral. At period end, there were no reverse repurchase agreements outstanding. Information related to reverse repurchase agreements for which each applicable fund was subject to interest is as follows:

	Average Daily Loan Balance	Weighted Average Interest Rate
Government Portfolio	$ 180,375	.02%
Prime Money Market Portfolio	166,724	.01%
Money Market Portfolio	124,406	.02%

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

75 Annual Report

Notes to Financial Statements – continued
(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .14% of average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate Distribution and Service Plans for each class of shares. Class II, Class III and Select Class of each Fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Service fee based on an annual percentage of each class' average net assets. Class IV of Treasury Only Portfolio, Treasury Portfolio and Prime Money Market Portfolio pays FDC separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Distribution and Service fee rates were as follows:

	Distribution Fee	Service Fee
Class II	.00%	.15%
Class III	.00%	.25%
Class IV	.25%	.25%
Select Class	.00%	.05%

For the period, the total fees and amounts retained by FDC were as follows:

	Total Fees	Retained by FDC
Treasury Only Portfolio:		
Class II	$ 1,094	$ 10
Class III	1,730	–
Class IV	352	–
Select Class	380	38
	$ 3,556	$ 48
Treasury Portfolio:		
Class II	$ 373	$ –
Class III	10,844	–
Class IV	2,218	209
Select Class	306	–
	$ 13,741	$ 209
Government Portfolio:		
Class II	$ 2,473	$ –
Class III	7,109	–
Select Class	262	–
	$ 9,844	$ –
Prime Money Market Portfolio:		
Class II	$ 2,115	$ –
Class III	7,695	–
Class IV	999	120
Select Class	480	5
	$ 11,289	$ 125
Money Market Portfolio:		
Class II	$ 1,266	$ –
Class III	11,455	–
Select Class	265	–
	$ 12,986	$ –
Tax-Exempt Portfolio:		
Class II	$ 57	$ 7
Class III	471	4
Select Class	33	2
	$ 561	$ 13

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for the Funds except for Tax-Exempt Portfolio. Citibank, N.A. (Citibank) is the custodian, transfer and shareholder servicing agent for Tax-Exempt Portfolio. Citibank has entered into a sub-arrangement with FIIOC to perform the activities associated with the transfer and shareholder servicing agent functions for Tax-Exempt Portfolio. FIIOC receives asset-based fees with respect to each account. FIIOC pays for

Annual Report 76

5. Fees and Other Transactions with Affiliates – continued

Transfer Agent Fees – continued

typesetting, printing and mailing of all shareholder reports, except proxy statements. Each class, with the exception of Institutional Class and Class F, pays a transfer agent fee equal to an annual rate of .06% of average net assets. Institutional Class pays a transfer agent fee equal to an annual rate of .03% of average net assets. FIIOC receives no fees for providing transfer agency services to Class F. For the period, the total transfer agent fees for each applicable class were as follows:

Treasury Only Portfolio – Class I	$	7,132
Treasury Only Portfolio – Class II		440
Treasury Only Portfolio – Class III		422
Treasury Only Portfolio – Class IV		43
Treasury Only Portfolio – Select Class		458
	$	8,495
Treasury Portfolio – Class I	$	8,008
Treasury Portfolio – Class II		151
Treasury Portfolio – Class III		2,612
Treasury Portfolio – Class IV		266
Treasury Portfolio – Select Class		368
	$	11,405
Government Portfolio – Class I	$	35,397
Government Portfolio – Class II		1,013
Government Portfolio – Class III		1,726
Government Portfolio – Select Class		318
	$	38,454
Prime Money Market Portfolio – Class I	$	13,832
Prime Money Market Portfolio – Class II		859
Prime Money Market Portfolio – Class III		1,868
Prime Money Market Portfolio – Class IV		123
Prime Money Market Portfolio – Select Class		584
Prime Money Market Portfolio – Institutional Class		7,357
	$	24,623
Money Market Portfolio – Class I	$	21,667
Money Market Portfolio – Class II		512
Money Market Portfolio – Class III		2,760
Money Market Portfolio – Select Class		322
Money Market Portfolio – Institutional Class		6,857
	$	32,118
Tax-Exempt Portfolio – Class I	$	3,751
Tax-Exempt Portfolio – Class II		23
Tax-Exempt Portfolio – Class III		119
Tax-Exempt Portfolio – Select Class		39
	$	3,932

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the accounting records for the Funds except for Tax-Exempt Portfolio. Citibank has entered into a sub-arrangement with FSC to maintain Tax-Exempt Portfolio's accounting records. The fee is based on the level of average net assets for the month.

77 Annual Report

Notes to Financial Statements – continued
(Amounts in thousands except ratios)

6. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, and the fee for participating in the U.S. Treasury Department's Temporary Guarantee Program, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations		Reimbursement from adviser
Prime Money Market Portfolio			
Class I	.20%	$	2,349
Class II	.35%		150
Class III	.45%		305
Class IV	.70%		21
Select Class	.25%		107
Institutional Class	.14%		9,752
Money Market Portfolio			
Class I	.18%	$	10,025
Class II	.33%		239
Class III	.43%		1,283
Select Class	.23%		150
Class F	.14%		3
Institutional Class	.14%		8,579
Tax-Exempt Portfolio			
Class I	.20%*	$	764
Class II	.35%		6
Class III	.45%		34
Select Class	.25%		9

* *Effective January 27, 2010, the expense limitation was discontinued for Tax-Exempt Portfolio – Class I.*

FMR or its affiliates voluntarily agreed to waive certain fees during the period. The amount of the waiver for each class is as follows:

Treasury Only Portfolio		
Class I	$	1,400
Class II		669
Class III		1,250
Class IV		294
Select Class		237
Treasury Portfolio		
Class I	$	564
Class II		185
Class III		6,930
Class IV		1,849
Select Class		127
Government Portfolio		
Class I	$	35
Class II		788
Class III		2,946
Select Class		29
Prime Money Market Portfolio		
Class II	$	57
Class III		1,140
Class IV		437
Money Market Portfolio		
Class III	$	338
Tax-Exempt Portfolio		
Class II	$	16
Class III		209
Select Class		3

Annual Report 78

6. Expense Reductions – continued

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each Fund's expenses. All of the applicable expense reductions are noted in the table below.

		Custody expense reduction
Treasury Only Portfolio	$	19
Treasury Portfolio		4
Government Portfolio		1
Prime Money Market Portfolio		1
Money Market Portfolio		2
Tax-Exempt Portfolio		25

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended March 31,		2010[1]		2009
From net investment income				
Treasury Only Portfolio – Class I	$	12,423	$	95,559
Treasury Only Portfolio – Class II		201		6,359
Treasury Only Portfolio – Class III		80		4,698
Treasury Only Portfolio – Class IV		7		356
Treasury Only Portfolio – Select Class		524		2,860
Total	$	13,235	$	109,832
Treasury Portfolio – Class I	$	15,399	$	184,961
Treasury Portfolio – Class II		101		3,247
Treasury Portfolio – Class III		575		46,197
Treasury Portfolio – Class IV		44		2,736
Treasury Portfolio – Select Class		565		5,324
Total	$	16,684	$	242,465
Government Portfolio – Class I	$	103,670	$	430,834
Government Portfolio – Class II		1,376		25,189
Government Portfolio – Class III		1,314		30,996
Government Portfolio – Select Class		777		4,716
Total	$	107,137	$	491,735
Prime Money Market Portfolio – Class I	$	66,000	$	184,457
Prime Money Market Portfolio – Class II		2,824		26,769
Prime Money Market Portfolio – Class III		4,391		57,651
Prime Money Market Portfolio – Class IV		73		1,190
Prime Money Market Portfolio – Select Class		2,897		12,524
Prime Money Market Portfolio – Institutional Class		80,579		199,704
Total	$	156,764	$	482,295
Money Market Portfolio – Class I	$	167,465	$	680,040
Money Market Portfolio – Class II		2,548		14,350
Money Market Portfolio – Class III		10,090		103,929
Money Market Portfolio – Select Class		2,101		30,642
Money Market Portfolio – Class F		98		–
Money Market Portfolio – Institutional Class		107,257		307,935
Total	$	289,559	$	1,136,896
Tax-Exempt Portfolio – Class I	$	10,004	$	156,473
Tax Exempt Portfolio – Class II		24		1,489
Tax Exempt Portfolio – Class III		55		4,215
Tax Exempt Portfolio – Select Class		69		1,692
Total	$	10,152	$	163,869

79 Annual Report

Notes to Financial Statements – continued
(Amounts in thousands except ratios)

7. Distributions to Shareholders – continued

Years ended March 31,	2010[A]	2009
From net realized gain		
Treasury Only Portfolio – Class I	$ 298	$ –
Treasury Only Portfolio – Class II	21	–
Treasury Only Portfolio – Class III	20	–
Treasury Only Portfolio – Class IV	2	–
Treasury Only Portfolio – Select Class	20	–
Total	$ 361	$ –
Treasury Portfolio – Class I	$ 231	$ –
Treasury Portfolio – Class II	4	–
Treasury Portfolio – Class III	80	–
Treasury Portfolio – Class IV	9	–
Treasury Portfolio – Select Class	11	–
Total	$ 335	$ –
Tax-Exempt Portfolio – Class I	$ 73	$ 3,557
Tax Exempt Portfolio – Class II	1	41
Tax Exempt Portfolio – Class III	3	108
Tax Exempt Portfolio – Select Class	1	48
Total	$ 78	$ 3,754

[A] Distributions for Class F are for the period June 26, 2009 (commencement of sale of shares) to March 31, 2010.

8. Share Transactions.

Transactions for each class of shares were as follows:

Years ended March 31,	2010[A]	2009
Treasury Only Portfolio – Class I		
Shares sold	11,097,181	35,395,598
Reinvestment of distributions	10,090	71,823
Shares redeemed	(18,270,773)	(26,708,022)
Net increase (decrease)	(7,163,502)	8,759,399
Treasury Only Portfolio – Class II		
Shares sold	843,648	2,530,486
Reinvestment of distributions	142	4,949
Shares redeemed	(1,101,177)	(2,143,484)
Net increase (decrease)	(257,387)	391,951
Treasury Only Portfolio – Class III		
Shares sold	2,323,268	4,019,027
Reinvestment of distributions	45	2,262
Shares redeemed	(2,543,200)	(3,700,771)
Net increase (decrease)	(219,887)	320,518
Treasury Only Portfolio – Class IV		
Shares sold	128,804	519,344
Reinvestment of distributions	9	355
Shares redeemed	(208,294)	(419,616)
Net increase (decrease)	(79,481)	100,083
Treasury Only Portfolio – Select Class		
Shares sold	807,972	1,929,218
Reinvestment of distributions	511	2,561
Shares redeemed	(1,093,040)	(1,343,239)
Net increase (decrease)	(284,557)	588,540
Treasury Portfolio – Class I		
Shares sold	25,929,433	103,467,582
Reinvestment of distributions	9,104	108,507
Shares redeemed	(33,523,809)	(102,379,038)
Net increase (decrease)	(7,585,272)	1,197,051

Annual Report 80

8. Share Transactions – continued

Years ended March 31,	2010[A]	2009
Treasury Portfolio – Class II		
Shares sold	851,706	5,073,221
Reinvestment of distributions	30	1,003
Shares redeemed	(1,095,067)	(4,971,800)
Net increase (decrease)	(243,331)	102,424
Treasury Portfolio – Class III		
Shares sold	9,498,048	21,880,549
Issued in exchange for shares of Capital One U.S. Treasury Money Market Fund	–	75,597
Reinvestment of distributions	150	7,798
Shares redeemed	(10,643,362)	(22,242,212)
Net increase (decrease)	(1,145,164)	(278,268)
Treasury Portfolio – Class IV		
Shares sold	626,217	2,087,001
Reinvestment of distributions	1	28
Shares redeemed	(587,517)	(1,633,488)
Net increase (decrease)	38,701	453,541
Treasury Portfolio – Select Class		
Shares sold	1,660,459	3,027,521
Reinvestment of distributions	411	2,934
Shares redeemed	(2,178,148)	(2,661,733)
Net increase (decrease)	(517,278)	368,722
Government Portfolio – Class I		
Shares sold	407,076,631	254,590,058
Reinvestment of distributions	47,904	222,872
Shares redeemed	(416,647,297)	(218,469,166)
Net increase (decrease)	(9,522,762)	36,343,764
Government Portfolio – Class II		
Shares sold	71,417,522	62,359,535
Reinvestment of distributions	586	11,208
Shares redeemed	(71,941,274)	(61,776,196)
Net increase (decrease)	(523,166)	594,547
Government Portfolio – Class III		
Shares sold	14,312,162	17,751,533
Reinvestment of distributions	366	13,989
Shares redeemed	(15,433,083)	(16,497,932)
Net increase (decrease)	(1,120,555)	1,267,590
Government Portfolio – Select Class		
Shares sold	3,075,337	2,743,956
Reinvestment of distributions	537	2,340
Shares redeemed	(3,386,210)	(2,400,512)
Net increase (decrease)	(310,336)	345,784
Prime Money Market Portfolio – Class I		
Shares sold	133,063,619	94,175,155
Reinvestment of distributions	31,426	97,393
Shares redeemed	(114,226,477)	(90,129,342)
Net increase (decrease)	18,868,568	4,143,206
Prime Money Market Portfolio – Class II		
Shares sold	6,653,068	10,010,219
Reinvestment of distributions	1,892	17,060
Shares redeemed	(7,170,685)	(9,914,982)
Net increase (decrease)	(515,725)	112,297

81 Annual Report

Notes to Financial Statements – continued

(Amounts in thousands except ratios)

8. Share Transactions – continued

Years ended March 31,	2010[A]	2009
Prime Money Market Portfolio – Class III		
Shares sold	15,028,417	16,843,203
Issued in exchange for shares of Capital One Cash Reserve Fund	–	128,003
Reinvestment of distributions	1,223	17,917
Shares redeemed	(15,717,418)	(16,361,572)
Net increase (decrease)	(687,778)	627,551
Prime Money Market Portfolio – Class IV		
Shares sold	762,826	361,968
Reinvestment of distributions	58	748
Shares redeemed	(557,761)	(296,719)
Net increase (decrease)	205,123	65,997
Prime Money Market Portfolio – Select Class		
Shares sold	9,843,017	4,145,356
Reinvestment of distributions	2,219	8,953
Shares redeemed	(9,693,502)	(4,055,435)
Net increase (decrease)	151,734	98,874
Prime Money Market Portfolio – Institutional Class		
Shares sold	206,611,372	126,832,050
Reinvestment of distributions	52,805	96,591
Shares redeemed	(182,097,189)	(121,579,962)
Net increase (decrease)	24,566,988	5,348,679
Money Market Portfolio – Class I		
Shares sold	99,361,678	108,763,256
Reinvestment of distributions	131,935	568,010
Shares redeemed	(100,720,738)	(102,298,831)
Net increase (decrease)	(1,227,125)	7,032,435
Money Market Portfolio – Class II		
Shares sold	2,933,382	1,889,525
Reinvestment of distributions	2,183	12,233
Shares redeemed	(2,780,049)	(1,920,432)
Net increase (decrease)	155,516	(18,674)
Money Market Portfolio – Class III		
Shares sold	20,897,591	26,158,475
Reinvestment of distributions	4,474	42,996
Shares redeemed	(21,320,216)	(27,274,313)
Net increase (decrease)	(418,151)	(1,072,842)
Money Market Portfolio – Select Class		
Shares sold	6,597,641	13,502,430
Reinvestment of distributions	1,027	12,517
Shares redeemed	(6,595,815)	(14,522,382)
Net increase (decrease)	2,853	(1,007,435)
Money Market Portfolio – Class F		
Shares sold	152,471	–
Reinvestment of distributions	98	–
Shares redeemed	(3,531)	–
Net increase (decrease)	149,038	–
Money Market Portfolio – Institutional Class		
Shares sold	123,612,866	90,306,897
Reinvestment of distributions	75,566	221,414
Shares redeemed	(114,543,217)	(86,583,911)
Net increase (decrease)	9,145,215	3,944,400
Tax-Exempt Portfolio – Class I		
Shares sold	8,679,961	21,309,938
Reinvestment of distributions	6,687	113,470
Shares redeemed	(11,597,462)	(24,144,656)
Net increase (decrease)	(2,910,814)	(2,721,248)

Annual Report 82

8. Share Transactions – continued

Years ended March 31,	2010[A]	2009
Tax-Exempt Portfolio – Class II		
Shares sold	66,279	293,597
Reinvestment of distributions	23	1,476
Shares redeemed	(94,375)	(352,254)
Net increase (decrease)	(28,073)	(57,181)
Tax-Exempt Portfolio – Class III		
Shares sold	950,167	1,884,704
Reinvestment of distributions	34	2,652
Shares redeemed	(1,056,365)	(2,074,003)
Net increase (decrease)	(106,164)	(186,647)
Tax-Exempt Portfolio – Select Class		
Shares sold	83,177	345,017
Reinvestment of distributions	65	1,655
Shares redeemed	(71,985)	(390,575)
Net increase (decrease)	11,257	(43,903)

[A] *Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to March 31, 2010.*

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

10. Merger Information.

On November 21, 2008, Treasury Portfolio acquired all of the assets and assumed all of the liabilities (other than any deferred, accrued or prepaid expenses) of Capital One U.S. Treasury Money Market Fund pursuant to an agreement and plan of reorganization approved by the Board of Trustees on October 21, 2008. The acquisition was accomplished by an exchange of 75,597 shares of Class III of Treasury Portfolio for 75,597 shares (valued at $1.00 per share) of Capital One U.S. Treasury Money Market Fund.

On November 21, 2008, Prime Money Market Portfolio acquired all of the assets and assumed all of the liabilities (other than any deferred, accrued or prepaid expenses) of Capital One Cash Reserve Fund pursuant to an agreement and plan of reorganization approved by the Board of Trustees on October 21, 2008. The acquisition was accomplished by an exchange of 128,003 shares of Class III of Prime Money Market Portfolio for 127,855 and 148 shares then outstanding of Class A and Class B (valued at $1.00 per share, respectively) of Capital One Cash Reserve Fund.

The reorganizations qualified as tax-free reorganizations for federal income tax purposes with no gain or loss recognized to the Funds or their shareholders. Capital One U.S. Treasury Money Market Fund's net assets were combined with Treasury Portfolio's net assets of $28,406,258 for total net assets after the acquisition of $28,481,855.

Capital One Cash Reserve Fund's net assets were combined with Prime Money Market's net assets of $18,678,394 for total net assets after the acquisition of $18,806,397.

83 Annual Report

Fidelity® Institutional Money Market Funds: Money Market Portfolio
Monthly Holdings for January 31, 2011

Weighted Average Life: 88 Days
Weighted Average Portfolio Maturity: 52 Days

Description	CUSIP	Coupon/Yield (a)	Final Maturity Date	Effective Maturity Date	Footnotes	Principal Amount ($)	Amortized Cost ($)	% of Net Assets
Certificate of Deposit								
New York Branch, Yankee Dollar, Foreign Banks								
Bank of Montreal	06366UEG9	0.35%	10/24/2011	02/24/2011	b	235,500,000	235,500,000	
Bank of Montreal	06366UEK0	0.36%	11/22/2011	02/22/2011	b	57,000,000	57,000,000	
Bank of Montreal	06366FK91	0.41%	05/25/2011	02/25/2011	b	204,000,000	204,000,000	
Bank of Nova Scotia	06417DJE6	0.35%	12/16/2011	02/16/2011	b	95,000,000	95,000,000	
Bank of Tokyo-Mitsubishi	06538DDU0	0.40%	07/11/2011	07/11/2011		233,000,000	233,000,000	
Bank of Tokyo-Mitsubishi	06538DEY1	0.40%	07/25/2011	07/25/2011		554,000,000	554,000,000	
Bank of Tokyo-Mitsubishi	06538A3Q6	0.50%	07/07/2011	07/07/2011		206,000,000	206,000,000	
Bank of Tokyo-Mitsubishi	06538A3U7	0.50%	07/08/2011	07/08/2011		208,000,000	208,000,000	
Bank of Tokyo-Mitsubishi	06538A3V5	0.50%	07/11/2011	07/11/2011		208,000,000	208,000,000	
Bank of Tokyo-Mitsubishi	06538AT54	0.52%	02/11/2011	02/11/2011		426,000,000	426,000,000	
Bank of Tokyo-Mitsubishi	06538AS63	0.54%	02/07/2011	02/07/2011		206,000,000	206,000,000	
BNP Paribas New York Branch	0556M5YY5	0.30%	02/23/2011	02/23/2011		250,000,000	250,000,000	
BNP Paribas New York Branch	0556M5B20	0.37%	03/09/2011	03/09/2011		594,000,000	594,000,000	
BNP Paribas New York Branch	0556M5XS9	0.41%	05/12/2011	05/12/2011		750,000,000	750,000,000	
BNP Paribas New York Branch	0556M5RC1	0.44%	03/16/2011	03/16/2011		90,000,000	90,000,000	
BNP Paribas New York Branch	0556M5SA4	0.44%	03/22/2011	03/22/2011		839,000,000	839,000,000	
BNP Paribas New York Branch	0556M5ND3	0.48%	02/22/2011	02/22/2011		621,000,000	621,000,000	
Canadian Imperial Bank of Commerce New York Branch	13606XF52	0.35%	10/04/2011	02/04/2011	b	207,000,000	207,000,000	
Canadian Imperial Bank of Commerce New York Branch	13606XF86	0.35%	11/07/2011	02/08/2011	b	416,000,000	416,000,000	
Canadian Imperial Bank of Commerce New York Branch	13606XM96	0.35%	01/11/2012	04/11/2011	b	310,000,000	310,000,000	
Canadian Imperial Bank of Commerce New York Branch	13606XN87	0.35%	02/17/2012	04/15/2011	b	622,000,000	622,000,000	
Canadian Imperial Bank of Commerce New York Branch	13606XB31	0.37%	03/07/2011	02/07/2011	b	112,000,000	112,000,000	
Canadian Imperial Bank of Commerce New York Branch	13606XA57	0.42%	04/01/2011	02/01/2011	b	206,000,000	206,001,419	
Canadian Imperial Bank of Commerce New York Branch	13606XB49	0.42%	05/09/2011	02/07/2011	b	103,000,000	103,000,000	
Canadian Imperial Bank of Commerce New York Branch	13606XE61	0.50%	09/13/2011	09/13/2011		224,000,000	224,000,000	
Commerzbank AG New York Branch	20259XL68	0.37%	03/07/2011	03/07/2011		202,000,000	202,000,000	
Credit Agricole CIB	22532YYJ9	0.36%	03/01/2011	03/01/2011		462,000,000	462,000,000	
Credit Suisse New York Branch	22550CYK1	0.32%	07/25/2011	02/24/2011	b	209,000,000	209,000,000	
Deutsche Bank AG New York Branch	25154TB48	0.30%	04/04/2011	04/04/2011		100,000,000	100,000,000	
Deutsche Bank New York Branch	25152XMM9	0.36%	07/25/2011	02/24/2011	b	934,000,000	934,000,000	
DZ BANK AG	23322A7H7	0.40%	02/10/2011	02/10/2011		220,000,000	220,000,000	
Intesa Sanpaolo SpA New York Branch	46115KJE1	0.40%	03/01/2011	03/01/2011		28,000,000	28,000,000	
Mizuho Corporate Bank Ltd.	60687CJ57	0.25%	02/02/2011	02/02/2011		420,000,000	420,000,000	
National Bank Canada	63306VP87	0.39%	11/04/2011	02/07/2011	b	566,000,000	566,000,000	
Natixis SA	63873BG43	0.50%	03/07/2011	03/07/2011	b	412,000,000	412,000,000	
Natixis SA	63873BYN1	0.56%	02/01/2011	02/01/2011	b	416,000,000	416,000,000	
Natixis SA	63873BHT7	2.00%	03/22/2011	03/22/2011	b	286,000,000	286,000,000	
Rabobank Nederland New York Branch	74977MLX1	0.34%	03/09/2011	03/09/2011		330,000,000	330,000,000	
Rabobank Nederland New York Branch	74977MLC7	0.40%	02/07/2011	02/07/2011		229,000,000	229,000,000	
Rabobank Nederland New York Branch	74977MMB8	0.50%	09/12/2011	09/12/2011		206,000,000	206,000,000	
Royal Bank of Canada	78009JKX2	0.64%	02/01/2012	04/01/2011	b	383,000,000	383,000,000	

Page 1 of 12

Fidelity® Institutional Money Market Funds: Money Market Portfolio
Monthly Holdings for January 31, 2011

Description	CUSIP	Coupon/Yield (a)	Final Maturity Date	Effective Maturity Date	Footnotes	Principal Amount ($)	Amortized Cost ($)	% of Net Assets
Certificate of Deposit (continued)								
New York Branch, Yankee Dollar, Foreign Banks (continued)								
Royal Bank of Scotland PLC Connecticut Branch	78011HH32	0.48%	02/22/2011	02/22/2011	b	477,000,000	477,000,000	
Societe Generale	83369RLF6	0.33%	02/03/2011	02/03/2011		326,000,000	326,000,000	
Societe Generale	83369RLM1	0.33%	02/07/2011	02/07/2011		434,000,000	434,000,000	
Societe Generale	8336P2ZP6	1.49%	02/05/2011	02/05/2011	b	96,000,000	96,000,000	
Sumitomo Mitsui Banking Corp.	86562GH97	0.30%	02/14/2011	02/14/2011		112,000,000	112,000,000	
Sumitomo Mitsui Banking Corp.	86562GH22	0.30%	02/15/2011	02/15/2011		277,000,000	277,000,000	
Sumitomo Mitsui Banking Corp.	86562GG80	0.30%	02/18/2011	02/18/2011		169,000,000	169,000,000	
Sumitomo Mitsui Banking Corp.	86562GN58	0.30%	03/10/2011	03/10/2011		310,000,000	310,000,000	
Sumitomo Mitsui Banking Corp.	86562GR70	0.30%	03/23/2011	03/23/2011		21,000,000	21,000,000	
Sumitomo Mitsui Banking Corp.	86562GR88	0.30%	03/25/2011	03/25/2011		251,000,000	251,000,000	
Svenska Handelsbanken	86959BLM5	0.35%	05/03/2011	05/03/2011		436,000,000	436,005,502	
Toronto-Dominion Bank New York Branch	89112YSH7	0.34%	01/12/2012	02/14/2011	b	171,000,000	171,000,000	
UBS AG	90267AYZ3	0.31%	03/16/2011	03/16/2011		41,000,000	41,000,000	
UBS AG	90267AYY6	0.31%	03/17/2011	03/17/2011		205,000,000	205,000,000	
UBS AG	90267AZD1	0.35%	04/20/2011	04/20/2011		238,000,000	238,000,000	
UBS AG	90267AZM1	0.35%	05/02/2011	05/02/2011		412,000,000	412,000,000	
UBS AG	90267AA89	0.37%	07/21/2011	02/21/2011	b	467,000,000	467,000,000	
							17,822,506,921	**26.6%**
London Branch, Eurodollar, Foreign Banks								
Commonwealth Bank of Australia	NA	0.30%	04/04/2011	04/04/2011		105,000,000	105,000,000	
Credit Agricole SA	NA	0.30%	02/07/2011	02/07/2011		156,000,000	156,000,000	
Credit Agricole SA	NA	0.37%	04/08/2011	04/08/2011		354,000,000	354,000,000	
Credit Agricole SA	NA	0.41%	05/09/2011	05/09/2011		472,000,000	472,000,000	
Credit Agricole SA	NA	0.44%	04/14/2011	04/14/2011		685,000,000	685,000,000	
Credit Agricole SA	NA	0.45%	05/03/2011	05/03/2011		465,000,000	465,000,000	
Credit Industriel et Commercial	NA	0.35%	02/10/2011	02/10/2011		373,000,000	373,000,000	
Credit Industriel et Commercial	NA	0.50%	02/03/2011	02/03/2011		759,000,000	759,000,000	
Credit Industriel et Commercial	NA	0.50%	02/16/2011	02/16/2011		325,000,000	325,000,000	
Danske Bank AS	NA	0.30%	02/07/2011	02/07/2011		218,000,000	218,000,182	
Danske Bank AS	NA	0.31%	02/09/2011	02/09/2011		217,000,000	217,000,000	
Danske Bank AS	NA	0.32%	02/22/2011	02/22/2011		217,000,000	217,000,000	
Danske Bank AS	NA	0.33%	02/25/2011	02/25/2011		117,000,000	117,000,000	
HSBC Bank PLC	NA	0.32%	04/14/2011	04/14/2011		235,000,000	235,000,000	
HSBC Bank PLC	NA	0.50%	08/29/2011	08/29/2011		103,000,000	103,000,000	
ING Bank NV	NA	0.30%	02/07/2011	02/07/2011		218,000,000	218,000,000	
ING Bank NV	NA	0.30%	02/22/2011	02/22/2011		436,000,000	436,000,000	
ING Bank NV	NA	0.30%	04/01/2011	04/01/2011		468,000,000	468,000,000	
ING Bank NV	NA	0.33%	03/02/2011	03/02/2011		326,000,000	326,000,000	
Landesbank Hessen-Thuringen	NA	0.33%	02/10/2011	02/10/2011		558,000,000	558,000,000	
Landesbank Hessen-Thuringen	NA	0.33%	02/14/2011	02/14/2011		196,000,000	196,000,000	
Landesbank Hessen-Thuringen	NA	0.53%	02/18/2011	02/18/2011		380,000,000	380,000,000	
National Australia Bank Ltd.	NA	0.30%	03/09/2011	03/09/2011		440,000,000	440,000,000	
National Australia Bank Ltd.	NA	0.30%	03/16/2011	03/16/2011		469,000,000	469,000,000	
National Australia Bank Ltd.	NA	0.40%	07/06/2011	07/06/2011		60,000,000	60,000,000	

Page 2 of 12

Fidelity® Institutional Money Market Funds: Money Market Portfolio
Monthly Holdings for January 31, 2011

Description	CUSIP	Coupon/Yield (a)	Final Maturity Date	Effective Maturity Date	Footnotes	Principal Amount ($)	Amortized Cost ($)	% of Net Assets
Certificate of Deposit (continued)								
London Branch, Eurodollar, Foreign Banks (continued)								
National Australia Bank Ltd.	NA	0.40%	07/07/2011	07/07/2011		407,000,000	407,000,000	
National Australia Bank Ltd.	NA	0.42%	06/10/2011	06/10/2011		109,000,000	109,001,949	
National Australia Bank Ltd.	NA	0.43%	06/06/2011	06/06/2011		327,000,000	327,000,000	
Societe Generale	NA	0.32%	02/07/2011	02/07/2011		129,000,000	129,000,000	
Societe Generale	NA	0.33%	02/01/2011	02/01/2011		278,000,000	278,000,000	
							9,602,002,131	14.3%
Total Certificate of Deposit							27,424,509,052	40.9%
Financial Company Commercial Paper								
Australia & New Zealand Banking Group Ltd.	05253CR40	0.32%	04/04/2011	04/04/2011		215,000,000	214,881,511	
Bank of Nova Scotia	06416KQG8	0.30%	03/16/2011	03/16/2011		237,000,000	236,915,075	
Bank of Nova Scotia	06416KQH6	0.30%	03/17/2011	03/17/2011		434,000,000	433,840,867	
BP Capital Markets PLC	05568URC2	0.40%	04/12/2011	04/12/2011		180,000,000	179,860,000	
Commerzbank U.S. Finance, Inc.	20260BP77	0.35%	02/07/2011	02/07/2011		210,000,000	209,987,750	
Commerzbank U.S. Finance, Inc.	20260BP10	0.36%	02/01/2011	02/01/2011		258,000,000	258,000,000	
Commerzbank U.S. Finance, Inc.	20260BQ76	0.37%	03/07/2011	03/07/2011		194,000,000	193,932,208	
Commerzbank U.S. Finance, Inc.	20260BQE1	0.40%	03/14/2011	03/14/2011		841,000,000	840,616,878	
Commonwealth Bank of Australia	20272AAR7	0.34%	10/28/2011	02/04/2011	b	159,000,000	159,000,000	
Commonwealth Bank of Australia	20272AAB2	0.34%	06/02/2011	03/07/2011	b	101,000,000	101,000,000	
Commonwealth Bank of Australia	20272AAD8	0.34%	06/03/2011	03/10/2011	b	80,000,000	80,000,000	
Commonwealth Bank of Australia	20272AAN6	0.34%	09/16/2011	03/22/2011	b	113,000,000	112,992,855	
Commonwealth Bank of Australia	20272AAV8	0.35%	11/21/2011	02/22/2011	b	107,000,000	107,000,000	
Commonwealth Bank of Australia	20272AAL0	0.35%	08/26/2011	03/02/2011	b	103,000,000	103,000,000	
Credit Suisse New York Branch	2254EBQW4	0.30%	03/30/2011	03/30/2011		505,000,000	504,760,125	
Credit Suisse New York Branch	2254EBSR3	0.33%	05/25/2011	05/25/2011		560,000,000	559,419,933	
Danske Corp.	2363F7PA0	0.31%	02/10/2011	02/10/2011		130,000,000	129,990,087	
Danske Corp.	2363F7PB8	0.31%	02/11/2011	02/11/2011		130,000,000	129,988,986	
Deutsche Bank Financial LLC	25153KQP5	0.30%	03/23/2011	03/23/2011		143,000,000	142,940,417	
Deutsche Bank Financial LLC	25153KR41	0.30%	04/04/2011	04/04/2011		366,000,000	365,810,900	
DnB NOR Bank ASA	2332K4AZ7	0.31%	07/21/2011	02/22/2011	b	199,000,000	199,000,000	
DnB NOR Bank ASA	2332K4BA1	0.31%	07/25/2011	02/25/2011	b	205,000,000	205,000,000	
DnB NOR Bank ASA	2332K1Q78	0.35%	03/07/2011	03/07/2011		203,000,000	202,932,897	
Intesa Funding LLC	4611K1P90	0.32%	02/09/2011	02/09/2011		216,000,000	215,984,640	
Intesa Funding LLC	4611K1PU3	0.40%	02/28/2011	02/28/2011		579,000,000	578,826,300	
Landesbank Hessen-Thuringen	51489HP74	0.32%	02/07/2011	02/07/2011		350,000,000	349,981,333	
Natexis Banques Populaires U.S. Finance Co. LLC	6323A1PN0	0.35%	02/22/2011	02/22/2011		327,000,000	326,933,238	
Natexis Banques Populaires U.S. Finance Co. LLC	6323A1P18	0.38%	02/01/2011	02/01/2011		238,000,000	238,000,000	
Natexis Banques Populaires U.S. Finance Co. LLC	6323A1P26	0.40%	02/02/2011	02/02/2011		105,000,000	104,998,833	
Nationwide Building Society	6385E1PH8	0.30%	02/17/2011	02/17/2011		86,000,000	85,988,533	
Nationwide Building Society	6385E1PN5	0.30%	02/22/2011	02/22/2011		50,000,000	49,991,250	
Nationwide Building Society	6385E1PN5	0.30%	02/22/2011	02/22/2011		3,000,000	2,999,475	
Nationwide Building Society	6385E1QE4	0.35%	03/14/2011	03/14/2011		128,000,000	127,948,978	
Nationwide Building Society	6385E1QN4	0.35%	03/22/2011	03/22/2011		72,000,000	71,965,700	

Page 3 of 12

Fidelity® Institutional Money Market Funds: Money Market Portfolio
Monthly Holdings for January 31, 2011

Description	CUSIP	Coupon/Yield (a)	Final Maturity Date	Effective Maturity Date	Footnotes	Principal Amount ($)	Amortized Cost ($)	% of Net Assets
Financial Company Commercial Paper (continued)								
Natixis US Finance Co. LLC	6323A4BU3	0.41%	03/07/2011	02/17/2011	b	516,000,000	516,000,000	
Nordea North America, Inc.	6555P1PQ4	0.35%	02/24/2011	02/24/2011		124,000,000	123,972,272	
Nordea North America, Inc.	6555P1Q18	0.35%	03/01/2011	03/01/2011		41,000,000	40,988,839	
Royal Bank of Canada	78009BTG7	0.40%	06/16/2011	06/16/2011		447,000,000	446,329,500	
Societe Generale North America, Inc.	83365SQ14	0.35%	03/01/2011	03/01/2011		425,000,000	424,884,306	
Societe Generale North America, Inc.	83365SR13	0.40%	04/01/2011	04/01/2011		671,000,000	670,560,122	
Sumitomo Trust & Banking Co. Ltd.	86563HP79	0.35%	02/07/2011	02/07/2011		108,000,000	107,993,700	
Sumitomo Trust & Banking Co. Ltd.	86563HPE4	0.35%	02/14/2011	02/14/2011		107,000,000	106,986,476	
Swedbank AB	87019SPG3	0.35%	02/16/2011	02/16/2011		81,000,000	80,988,188	
Swedbank AB	87019SPJ7	0.36%	02/18/2011	02/18/2011		189,930,000	189,897,712	
Total Capital Canada Ltd.	89153QV98	0.39%	08/09/2011	08/09/2011		122,000,000	121,750,205	
Total Capital Canada Ltd.	89153QW89	0.40%	09/08/2011	09/08/2011		107,000,000	106,739,633	
Total Capital Canada Ltd.	89153QWF3	0.40%	09/15/2011	09/15/2011		79,000,000	78,801,622	
Toyota Motor Credit Corp.	89233HP32	0.35%	02/03/2011	02/03/2011		118,000,000	117,997,706	
Toyota Motor Credit Corp.	89233HPH1	0.35%	02/17/2011	02/17/2011		23,000,000	22,996,422	
Toyota Motor Credit Corp.	89233HPJ7	0.35%	02/18/2011	02/18/2011		94,000,000	93,984,464	
Toyota Motor Credit Corp.	89233HRC0	0.35%	04/12/2011	04/12/2011		53,000,000	52,963,931	
UniCredito Italiano Bank (Ireland) PLC	9046Q3Q10	0.40%	03/01/2011	03/01/2011		828,000,000	827,742,400	
Westpac Banking Corp.	9612C4BC4	0.30%	04/19/2011	04/19/2011	b	276,000,000	276,000,000	
Westpac Banking Corp.	9612C4BD2	0.30%	04/20/2011	04/20/2011	b	276,000,000	276,000,000	
Westpac Banking Corp.	9612C4BJ9	0.35%	10/07/2011	02/08/2011	b	210,000,000	210,000,000	
Westpac Banking Corp.	9612C4BG5	0.35%	09/19/2011	02/21/2011	b	239,000,000	239,000,000	
Westpac Banking Corp.	9612C4BH3	0.35%	09/23/2011	02/23/2011	b	239,000,000	239,000,000	
Westpac Banking Corp.	9612C1WC7	0.45%	09/12/2011	09/12/2011		213,000,000	212,406,262	
Total Financial Company Commercial Paper							13,408,472,529	20.0%
Asset Backed Commercial Paper								
Autobahn Funding	0527M1PU3	0.30%	02/28/2011	02/28/2011		16,848,000	16,844,209	
Hannover Funding Co. LLC	41068LP26	0.45%	02/02/2011	02/02/2011		85,000,000	84,998,938	
Total Asset Backed Commercial Paper							101,843,147	0.2%
Other Commercial Paper								
Novartis Finance Corp.	6698M5PB9	0.36%	02/11/2011	02/11/2011		31,000,000	30,996,900	
Novartis Finance Corp.	6698M5PP8	0.36%	02/23/2011	02/23/2011		102,000,000	101,977,560	
Total Other Commercial Paper							132,974,460	0.2%
Other Notes								
Medium-Term Notes								
BNP Paribas SA	05567LSW8	0.54%	02/11/2011	02/11/2011	b	268,000,000	268,000,000	
BP Capital Markets PLC	05565QAW8	0.44%	04/11/2011	03/11/2011	b	148,160,000	148,160,000	
Commonwealth Bank of Australia	2027A0FM6	0.36%	02/10/2012	04/12/2011	b,c	207,000,000	207,000,000	
Metropolitan Life Global Funding I	59217EBX1	2.05%	05/09/2011	04/01/2011	b,c	100,000,000	100,000,000	
Royal Bank of Canada	78008KXS7	0.26%	02/06/2012	02/06/2011	b	630,000,000	629,680,611	

Page 4 of 12

Fidelity® Institutional Money Market Funds: Money Market Portfolio
Monthly Holdings for January 31, 2011

Description	CUSIP	Coupon/Yield (a)	Final Maturity Date	Effective Maturity Date	Footnotes	Principal Amount ($)	Amortized Cost ($)	% of Net Assets
Other Notes (continued)								
Medium-Term Notes (continued)								
Royal Bank of Canada	78008FBA1	0.30%	02/01/2012	04/01/2011	b,c	689,000,000	689,000,000	
Royal Bank of Canada	78008FAM6	0.70%	02/15/2012	02/15/2011	b,c	316,000,000	316,000,000	
Westpac Banking Corp.	91621CBD2	0.30%	02/10/2012	02/11/2011	b,c	204,000,000	204,000,000	
Westpac Banking Corp.	91621CAV3	0.32%	10/23/2011	02/23/2011	b,c	508,000,000	508,000,000	
Westpac Banking Corp.	91621CAZ4	0.34%	02/15/2012	04/15/2011	b,c	418,000,000	418,000,000	
							3,487,840,611	5.2%
Bank Notes								
Bank of America NA	06052WBK8	0.30%	04/26/2011	04/26/2011		300,000,000	300,000,000	0.5%
Total Other Notes							3,787,840,611	5.7%
Treasury Debt								
U.S. Treasury Obligations								
U.S. Treasury Bills	9127952G5	0.19%	03/17/2011	03/17/2011		302,000,000	301,929,869	
U.S. Treasury Bills	9127952H3	0.20%	03/24/2011	03/24/2011		240,000,000	239,933,700	
U.S. Treasury Bills	912795X22	0.23%	06/30/2011	06/30/2011		699,000,000	698,349,056	
U.S. Treasury Notes	912828KH2	0.21%	03/31/2011	03/31/2011		173,500,000	173,683,440	
U.S. Treasury Notes	912828JU5	0.24% to 0.27%	11/15/2011	11/15/2011		631,000,000	638,391,697	
U.S. Treasury Notes	912828LG3	0.25%	07/31/2011	07/31/2011		139,000,000	139,509,919	
U.S. Treasury Notes	912828LT5	0.25%	10/31/2011	10/31/2011		123,000,000	123,681,397	
U.S. Treasury Notes	912828FW5	0.30%	10/31/2011	10/31/2011		50,000,000	51,605,192	
U.S. Treasury Notes	912828LW8	0.32%	09/30/2011	09/30/2011		398,000,000	399,755,444	
U.S. Treasury Notes	912828GA2	0.32%	11/30/2011	11/30/2011		280,000,000	289,649,579	
Total Treasury Debt							3,056,489,293	4.6%
Government Agency Debt								
Federal Agencies								
Federal Home Loan Bank	313371FN1	0.36%	11/15/2011	11/15/2011		244,350,000	244,322,677	
Federal Home Loan Bank	313370X29	0.40%	10/03/2011	10/03/2011		386,000,000	385,993,653	
Federal Home Loan Bank	313371LM6	0.40%	11/28/2011	11/28/2011		232,000,000	232,000,000	
Federal Home Loan Bank	313371RG3	0.42%	12/09/2011	12/09/2011		167,735,000	167,707,029	
Federal Home Loan Bank	313371UJ3	0.45%	12/16/2011	12/16/2011		244,000,000	244,000,000	
Federal Home Loan Bank	313372CZ5	0.46%	02/06/2012	02/06/2012		322,000,000	321,953,941	
Federal Home Loan Bank	313371YN0	0.50%	12/30/2011	12/30/2011		55,000,000	55,000,000	
							1,650,977,300	2.5%
Other Government Related								
General Electric Capital Corp. (FDIC Guaranteed)	36967HAL1	0.46%	03/11/2011	03/11/2011	d	93,000,000	93,128,771	0.1%
Total Government Agency Debt							1,744,106,071	2.6%
Variable Rate Demand Notes								
New York								
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (255 West 9th Street Proj.) Series 2001 A, LOC Fannie Mae VRDN	64970HAS3	0.27%	02/07/2011	02/07/2011	b,e	58,235,000	58,235,000	

Page 5 of 12

Fidelity® Institutional Money Market Funds: Money Market Portfolio
Monthly Holdings for January 31, 2011

Description	CUSIP	Coupon/Yield (a)	Final Maturity Date	Effective Maturity Date	Footnotes	Principal Amount ($)	Amortized Cost ($)	% of Net Assets
Variable Rate Demand Notes (continued)								
New York (continued)								
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (West 43rd Street Proj.) Series 1999 A, LOC Fannie Mae VRDN	64970HAL8	0.28%	02/07/2011	02/07/2011	b,e	24,200,000	24,200,000	
New York Hsg. Fin. Agcy. Rev. (360 West 43rd Street Hsg. Proj.) Series A, LOC Fannie Mae VRDN	64986MSG1	0.26%	02/07/2011	02/07/2011	b,e	9,900,000	9,900,000	
New York Hsg. Fin. Agcy. Rev. (Clinton Green South Hsg. Proj.) Series 2005 A, LOC Freddie Mac VRDN	64986M2V6	0.26%	02/07/2011	02/07/2011	b,e	13,000,000	13,000,000	
New York Hsg. Fin. Agcy. Rev. (East 39th Street Hsg. Proj.) Series 1999 A, LOC Fannie Mae VRDN	64986MJW6	0.26%	02/07/2011	02/07/2011	b,e	33,700,000	33,700,000	
New York Hsg. Fin. Agcy. Rev. (240 East 39th Street Hsg. Proj.) Series 1997 A, LOC Fannie Mae VRDN	64986MFA8	0.27%	02/07/2011	02/07/2011	b,e	62,700,000	62,700,000	
New York Hsg. Fin. Agcy. Rev. (Normandie Court II Hsg. Proj.) Series 1999 A, LOC Freddie Mac VRDN	64986MDQ5	0.29%	02/07/2011	02/07/2011	b,e	30,770,000	30,770,000	
							232,505,000	0.4%
California								
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.) Series 2005 A, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac) VRDN	13033KW70	0.26%	02/07/2011	02/07/2011	b,e	28,500,000	28,500,000	
Sacramento Muni. Util. District Elec. Rev. Series 2008 K, LOC Bank of America NA VRDN	786005PB8	0.25%	02/07/2011	02/07/2011	b	40,000,000	40,000,000	
San Diego Hsg. Auth. Multi-family Hsg. Rev. (Villa Nueva Apts. Proj.) Series 2007 F, LOC Freddie Mac VRDN	79728FJV4	0.28%	02/07/2011	02/07/2011	b,e	37,500,000	37,500,000	
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2010 A3, LOC JPMorgan Chase Bank VRDN	79765A3M6	0.27%	02/07/2011	02/07/2011	b,e	14,000,000	14,000,000	
Simi Valley Multi-family Hsg. Rev. (Parker Ranch Proj.) Series A, LOC Fannie Mae VRDN	828905EA3	0.29%	02/07/2011	02/07/2011	b,e	17,500,000	17,500,000	
Univ. of California Revs. Participating VRDN Putters 3668Z, (Liquidity Facility JPMorgan Chase Bank)	46633VPW3	0.29%	02/07/2011	02/07/2011	b,f	10,000,000	10,000,000	
							147,500,000	0.2%
Illinois								
Illinois Fin. Auth. Rev. (Little Co. of Mary Hosp. Proj.) Series 2008 A, LOC JPMorgan Chase Bank VRDN	45200FFV6	0.28%	02/07/2011	02/07/2011	b	45,740,000	45,740,000	
Illinois Fin. Auth. Rev. (Rockford Mem. Hosp. Proj.) LOC JPMorgan Chase Bank VRDN	45200FSG5	0.29%	02/07/2011	02/07/2011	b	40,600,000	40,600,000	
Illinois Fin. Auth. Rev. (Children's Memorial Hosp. Proj.) Series 2008 C, LOC JPMorgan Chase Bank VRDN	45200FGQ6	0.29%	02/07/2011	02/07/2011	b	34,100,000	34,100,000	
							120,440,000	0.2%
Pennsylvania								
Pennsylvania Higher Edl. Facilities Auth. Rev. (Thomas Jefferson Univ. Proj.) Series 2008 A, LOC JPMorgan Chase Bank VRDN	70917RNY7	0.28%	02/07/2011	02/07/2011	b	18,040,000	18,040,000	
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Series 2004 86C, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac) VRDN	708793GG3	0.26%	02/07/2011	02/07/2011	b,e	16,640,000	16,640,000	
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Series 2005-89, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac) VRDN	708793JE5	0.26%	02/07/2011	02/07/2011	b,e	10,000,000	10,000,000	

Page 6 of 12

Fidelity® Institutional Money Market Funds: Money Market Portfolio
Monthly Holdings for January 31, 2011

Description	CUSIP	Coupon/Yield (a)	Final Maturity Date	Effective Maturity Date	Footnotes	Principal Amount ($)	Amortized Cost ($)	% of Net Assets
Variable Rate Demand Notes (continued)								
Pennsylvania (continued)								
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Series 2004 84D, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac) VRDN	708793EG5	0.26%	02/07/2011	02/07/2011	b,e	18,450,000	18,450,000	
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Series 2005-91B, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac) VRDN	708793LZ5	0.26%	02/07/2011	02/07/2011	b,e	21,350,000	21,350,000	
							84,480,000	**0.1%**
Texas								
Humble Independent School District Participating VRDN Series Solar 06 20, (Liquidity Facility U.S. Bank NA, Minnesota)	27884FCA6	0.28%	02/07/2011	02/07/2011	b,f	14,805,000	14,805,000	
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott and White Memorial Hosp. and Scott, Sherwood and Brindley Foundation Proj.) Series 2008 1, LOC Bank of America NA VRDN	87638QAJ8	0.28%	02/07/2011	02/07/2011	b	10,900,000	10,900,000	
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 C2, LOC Bank of America NA VRDN	87638TDD2	0.29%	02/07/2011	02/07/2011	b	17,565,000	17,565,000	
Texas Gen. Oblig. (Veterans Land Proj.) Series A VRDN	8827193Y1	0.27%	02/07/2011	02/07/2011	b,e	23,140,000	23,140,000	
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN Series BBT 08 25, (Liquidity Facility Branch Banking & Trust Co.)	07330CLV9	0.28%	02/07/2011	02/07/2011	b,f	10,135,000	10,135,000	
							76,545,000	**0.1%**
Virginia								
Fredericksburg Econ. Dev. Auth. (Eagle Village I Proj.) Series 2009 A, LOC Bank of America NA VRDN	355850AA6	0.33%	02/07/2011	02/07/2011	b	70,780,000	70,780,000	0.1%
Non State Specific								
LP Pinewood SPV LLC Taxable VRDN LOC Wells Fargo Bank NA VRDN	50212RAA7	0.29%	02/07/2011	02/07/2011	b	67,000,000	67,000,000	0.1%
Indiana								
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 B, LOC JPMorgan Chase Bank VRDN	45470YAB7	0.27%	02/07/2011	02/07/2011	b	10,900,000	10,900,000	
Indiana Health & Edl. Facilities Fing. Auth. Rev. Participating VRDN Series Solar 07 63, (Liquidity Facility U.S. Bank NA, Minnesota)	27884FVH0	0.29%	02/07/2011	02/07/2011	b,f	15,245,000	15,245,000	
Saint Joseph County Hosp. Auth. Health Sys. Rev. (Memorial Health Sys. Proj.) Series 2008 A, LOC JPMorgan Chase Bank VRDN	79061BCW3	0.28%	02/07/2011	02/07/2011	b	19,280,000	19,280,000	
							45,425,000	**0.1%**
Louisiana								
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2005 B, LOC JPMorgan Chase Bank VRDN	546395D92	0.26%	02/07/2011	02/07/2011	b	25,000,000	25,000,000	
Louisiana Pub. Facilities Auth. Rev. (CommCare Corp. Proj.) Series 2008 B, LOC JPMorgan Chase Bank VRDN	546398YR3	0.28%	02/07/2011	02/07/2011	b	14,900,000	14,900,000	
							39,900,000	**0.1%**
Washington D.C.								
District of Columbia Rev. (Washington Drama Society, Inc. Proj.) Series 2008, LOC JPMorgan Chase Bank VRDN	2548392H5	0.28%	02/07/2011	02/07/2011	b	37,065,000	37,065,000	0.1%

Page 7 of 12

Fidelity® Institutional Money Market Funds: Money Market Portfolio
Monthly Holdings for January 31, 2011

Description	CUSIP	Coupon/Yield (a)	Final Maturity Date	Effective Maturity Date	Footnotes	Principal Amount ($)	Amortized Cost ($)	% of Net Assets
Variable Rate Demand Notes (continued)								
Ohio								
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2010 D, LOC JPMorgan Chase Bank VRDN	01757LDX1	0.30%	02/07/2011	02/07/2011	b	23,000,000	23,000,000	
Ohio Air Quality Dev. Auth. Rev. (Dayton Pwr. & Lt. Co. Proj.) Series 2008 B, LOC JPMorgan Chase Bank VRDN	677525SZ1	0.28%	02/07/2011	02/07/2011	b,e	9,350,000	9,350,000	
							32,350,000	0.1%
Florida								
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2007 A1 VRDN	431022KF8	0.28%	02/07/2011	02/07/2011	b	5,000,000	5,000,000	
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2005 H, LOC Citibank NA VRDN	431022QW5	0.28%	02/07/2011	02/07/2011	b	24,725,000	24,725,000	
							29,725,000	0.0%
South Carolina								
South Carolina Trans. Infrastructure Bank Rev. Series 2003 B2, LOC Branch Banking & Trust Co. VRDN	837152QD2	0.27%	02/07/2011	02/07/2011	b	23,800,000	23,800,000	0.0%
Georgia								
Monroe County Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.) Series 2009 B, LOC JPMorgan Chase Bank VRDN	610530EP8	0.26%	02/07/2011	02/07/2011	b	12,000,000	12,000,000	0.0%
Colorado								
Moffat County Poll. Cont. Rev. (Tri-State Generation and Transmission Assoc., Inc. Proj.) Series 2009, LOC Bank of America NA VRDN	607874CN2	0.29%	02/07/2011	02/07/2011	b	11,175,000	11,175,000	0.0%
Massachusetts								
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN Series PT 4368, (Liquidity Facility Wells Fargo & Co.)	74703TTB7	0.29%	02/07/2011	02/07/2011	b,f	10,060,000	10,060,000	0.0%
Mississippi								
Mississippi Bus. Fin. Corp. (SG Resources Mississippi LLC Proj.) Series 2010, LOC Fed. Home Ln. Bank Atlanta VRDN	60528ABQ6	0.27%	02/07/2011	02/07/2011	b	10,000,000	10,000,000	0.0%
Oregon								
Port of Portland Arpt. Rev. Series Eighteen A, LOC Lloyds TSB Bank PLC VRDN	735240WB5	0.28%	02/07/2011	02/07/2011	b,e	9,800,000	9,800,000	0.0%
Missouri								
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (SSM Health Care Sys. Proj.) Series 2005 A1, LOC Bank of America NA VRDN	60635R2R7	0.29%	02/07/2011	02/07/2011	b	9,100,000	9,100,000	0.0%
Total Variable Rate Demand Notes							1,069,650,000	1.6%
Insurance Company Funding Agreement								
Medium-Term Notes								
Metropolitan Life Insurance Co.	NA	0.60%	05/02/2011	04/01/2011	b,g	65,000,000	65,000,000	0.1%
Government Agency Repurchase Agreements								
Deutsche Bank Securities, Inc.	NA	0.23%	02/07/2011	02/07/2011		307,000,000	307,000,000	

Page 8 of 12

Fidelity® Institutional Money Market Funds: Money Market Portfolio
Monthly Holdings for January 31, 2011

Description	CUSIP	Coupon/Yield (a)	Final Maturity Date	Effective Maturity Date	Footnotes	Principal Amount ($)	Amortized Cost ($)	% of Net Assets
Government Agency Repurchase Agreements (continued)								
Deutsche Bank Securities, Inc.	NA	0.23%	02/07/2011	02/07/2011		201,000,000	201,000,000	
Deutsche Bank Securities, Inc.	NA	0.24%	02/07/2011	02/07/2011		191,000,000	191,000,000	
Deutsche Bank Securities, Inc.	NA	0.25%	02/07/2011	02/07/2011		193,000,000	193,000,000	
Goldman Sachs & Co.	NA	0.22%	02/07/2011	02/07/2011		476,000,000	476,000,000	
In a joint trading account at 0.24%, dated 1/31/11 due 2/1/11 #	NA	0.24%	02/01/2011	02/01/2011		1,436,095,000	1,436,095,000	
In a joint trading account at 0.24%, dated 1/31/11 due 2/1/11 #	NA	0.24%	02/01/2011	02/01/2011		142,074,000	142,074,000	
ING Financial Markets LLC	NA	0.23%	02/07/2011	02/07/2011		172,000,000	172,000,000	
ING Financial Markets LLC	NA	0.24%	02/07/2011	02/07/2011		172,000,000	172,000,000	
ING Financial Markets LLC	NA	0.24%	02/07/2011	02/07/2011		95,000,000	95,000,000	
ING Financial Markets LLC	NA	0.24%	02/07/2011	02/07/2011		48,000,000	48,000,000	
ING Financial Markets LLC	NA	0.24%	02/07/2011	02/07/2011		94,000,000	94,000,000	
ING Financial Markets LLC	NA	0.24%	02/07/2011	02/07/2011		48,000,000	48,000,000	
ING Financial Markets LLC	NA	0.25%	02/07/2011	02/07/2011		100,000,000	100,000,000	
RBC Capital Markets Corp.	NA	0.24%	02/07/2011	02/07/2011		103,000,000	103,000,000	
RBS Securities, Inc.	NA	0.25%	02/07/2011	02/07/2011		93,000,000	93,000,000	
Wells Fargo Securities, LLC	NA	0.25%	02/07/2011	02/07/2011		48,000,000	48,000,000	
Total Government Agency Repurchase Agreements							**3,919,169,000**	**5.8%**
Treasury Repurchase Agreement								
In a joint trading account at 0.23%, dated 1/31/11 due 2/1/11 #	NA	0.23%	02/01/2011	02/01/2011		100,000,000	100,000,000	0.1%
Other Repurchase Agreements								
Banc of America Securities LLC	NA	0.85%	03/07/2011	03/07/2011	b	433,000,000	433,000,000	
Barclays Capital, Inc.	NA	0.32%	02/01/2011	02/01/2011		143,000,000	143,000,000	
Barclays Capital, Inc.	NA	0.40%	02/01/2011	02/01/2011		1,804,000,000	1,804,000,000	
Barclays Capital, Inc.	NA	0.42%	02/03/2011	02/03/2011		63,000,000	63,000,000	
Barclays Capital, Inc.	NA	0.42%	02/07/2011	02/07/2011		64,000,000	64,000,000	
Barclays Capital, Inc.	NA	0.65%	02/01/2011	02/01/2011		277,000,000	277,000,000	
Barclays Capital, Inc.	NA	1.00%	05/06/2011	05/06/2011		207,000,000	207,000,000	
Barclays Capital, Inc.	NA	1.00%	05/06/2011	05/06/2011		206,000,000	206,000,000	
Barclays Capital, Inc.	NA	1.00%	05/06/2011	05/06/2011		137,000,000	137,000,000	
Credit Suisse Securities (USA) LLC	NA	0.33%	02/01/2011	02/01/2011		2,094,000,000	2,094,000,000	
Deutsche Bank Securities, Inc.	NA	0.26%	02/02/2011	02/02/2011		53,000,000	53,000,000	
Deutsche Bank Securities, Inc.	NA	0.40%	02/07/2011	02/07/2011		107,000,000	107,000,000	
Deutsche Bank Securities, Inc.	NA	0.41%	02/07/2011	02/07/2011		104,000,000	104,000,000	
Deutsche Bank Securities, Inc.	NA	0.41%	02/07/2011	02/07/2011		57,000,000	57,000,000	
Deutsche Bank Securities, Inc.	NA	0.41%	02/07/2011	02/07/2011		54,000,000	54,000,000	
Deutsche Bank Securities, Inc.	NA	0.42%	02/07/2011	02/07/2011		85,000,000	85,000,000	
Deutsche Bank Securities, Inc.	NA	0.42%	02/07/2011	02/07/2011		109,000,000	109,000,000	
Deutsche Bank Securities, Inc.	NA	0.42%	02/07/2011	02/07/2011		108,000,000	108,000,000	
Goldman Sachs & Co.	NA	0.29%	02/02/2011	02/02/2011		160,000,000	160,000,000	
ING Financial Markets LLC	NA	0.36%	02/07/2011	02/07/2011		60,000,000	60,000,000	
ING Financial Markets LLC	NA	0.36%	02/07/2011	02/07/2011		37,000,000	37,000,000	
ING Financial Markets LLC	NA	0.39%	02/07/2011	02/07/2011		79,000,000	79,000,000	
J.P. Morgan Clearing Corp.	NA	0.40%	02/01/2011	02/01/2011		626,000,000	626,000,000	

Page 9 of 12

Fidelity® Institutional Money Market Funds: Money Market Portfolio
Monthly Holdings for January 31, 2011

Description	CUSIP	Coupon/Yield (a)	Final Maturity Date	Effective Maturity Date	Footnotes	Principal Amount ($)	Amortized Cost ($)	% of Net Assets
Other Repurchase Agreements (continued)								
J.P. Morgan Clearing Corp.	NA	0.47%	02/17/2011	02/17/2011		300,000,000	300,000,000	
J.P. Morgan Clearing Corp.	NA	0.60%	02/01/2011	02/01/2011		631,000,000	631,000,000	
J.P. Morgan Clearing Corp.	NA	0.61%	04/25/2011	04/25/2011		74,000,000	74,000,000	
J.P. Morgan Clearing Corp.	NA	0.70%	04/25/2011	04/25/2011		74,000,000	74,000,000	
J.P. Morgan Clearing Corp.	NA	0.75%	03/07/2011	03/07/2011		173,000,000	173,000,000	
J.P. Morgan Clearing Corp.	NA	0.75%	07/27/2011	07/27/2011		319,000,000	319,000,000	
J.P. Morgan Securities, Inc.	NA	0.29%	02/01/2011	02/01/2011		951,000,000	951,000,000	
J.P. Morgan Securities, Inc.	NA	0.73%	03/25/2011	03/25/2011		102,000,000	102,000,000	
J.P. Morgan Securities, Inc.	NA	0.75%	04/11/2011	04/11/2011		117,000,000	117,000,000	
Merrill Lynch, Pierce, Fenner & Smith	NA	0.70%	02/01/2011	02/01/2011		523,000,000	523,000,000	
Merrill Lynch, Pierce, Fenner & Smith	NA	0.75%	03/07/2011	03/07/2011	b	157,000,000	157,000,000	
Merrill Lynch, Pierce, Fenner & Smith	NA	0.78%	03/07/2011	03/07/2011	b	319,000,000	319,000,000	
Merrill Lynch, Pierce, Fenner & Smith	NA	1.00%	03/07/2011	03/07/2011		153,000,000	153,000,000	
Mizuho Securities USA, Inc.	NA	0.44%	02/03/2011	02/03/2011		30,000,000	30,000,000	
Mizuho Securities USA, Inc.	NA	0.44%	02/07/2011	02/07/2011		30,000,000	30,000,000	
Mizuho Securities USA, Inc.	NA	0.44%	02/07/2011	02/07/2011		30,000,000	30,000,000	
Mizuho Securities USA, Inc.	NA	0.44%	02/07/2011	02/07/2011		30,000,000	30,000,000	
Mizuho Securities USA, Inc.	NA	0.50%	02/07/2011	02/07/2011		60,000,000	60,000,000	
RBC Capital Markets Co.	NA	0.40%	02/07/2011	02/07/2011		74,000,000	74,000,000	
RBC Capital Markets Co.	NA	0.46%	02/02/2011	02/02/2011		134,000,000	134,000,000	
RBS Securities, Inc.	NA	0.68%	02/07/2011	02/07/2011		339,000,000	339,000,000	
RBS Securities, Inc.	NA	0.76%	03/07/2011	03/07/2011	b	209,000,000	209,000,000	
UBS Securities LLC	NA	0.40%	02/07/2011	02/07/2011		43,000,000	43,000,000	
UBS Securities LLC	NA	0.48%	02/07/2011	02/07/2011		65,000,000	65,000,000	
UBS Securities LLC	NA	0.61%	02/14/2011	02/14/2011		82,000,000	82,000,000	
UBS Securities LLC	NA	0.64%	02/16/2011	02/16/2011		44,000,000	44,000,000	
Wells Fargo Securities, LLC	NA	0.36%	02/07/2011	02/07/2011		77,000,000	77,000,000	
Total Other Repurchase Agreements							12,207,000,000	18.2%
			Total Investment Portfolio				67,017,054,163	100.0%
			Net Other Assets				15,501,484	-%
			Total Net Assets				67,032,555,647	100.0%

Footnotes

a Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

b The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Page 10 of 12

Fidelity® Institutional Money Market Funds: Money Market Portfolio
Monthly Holdings for January 31, 2011

c Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,442,000,000 or 3.7% of net assets.

d Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $93,128,771 or 0.1% of net assets.

e Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

f Provides evidence of ownership in one or more underlying municipal bonds.

g Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $65,000,000 or 0.1% of net assets.

Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement/Counterparty

$1,436,095,000 due 2/1/11 at 0.24%		**Value**
Bank of America NA	$	631,143,741
Citibank NA		22,540,848
Citigroup Global Markets, Inc.		115,201,315
Deutsche Bank Securities, Inc.		157,785,935
ING Financial Markets LLC		101,433,815
J.P. Morgan Securities, Inc.		45,081,696
RBS Securities, Inc.		90,163,391
UBS Securities LLC		157,785,935
Wells Fargo Securities LLC		114,958,324
	$	1,436,095,000

$142,074,000 due 2/1/11 at 0.24%		**Value**
Barclays Capital, Inc.	$	40,982,885
Merrill Lynch, Pierce, Fenner & Smith, Inc.		19,125,346
UBS Securities LLC		54,643,846
Wells Fargo Securities LLC		27,321,923
	$	142,074,000

$100,000,000 due 2/1/11 at 0.23%		**Value**
Barclays Capital, Inc.	$	18,900,539
BNP Paribas Securities Corp.		30,800,889
Merrill Lynch, Pierce, Fenner & Smith, Inc.		50,298,572
	$	100,000,000

Page 11 of 12

Fidelity® Institutional Money Market Funds: Money Market Portfolio
Monthly Holdings for January 31, 2011

Net Other Assets may include cash and receivables and payables related to open security or capital stock trades.

Weighted Average Life (WAL):

For money market funds, this is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. For money market funds, the difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Weighted Average Maturity (WAM):

This is a weighted average of all the maturities of the securities held in a fund. WAM can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

The fund's holdings report has not been audited. For more information regarding the fund, please see the fund's most recent prospectus and semi-annual or annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

The following link can be used to obtain the most recent 12 months of publicly available information filed by the fund:
http://www.sec.gov/cgi-bin/browse-edgar?action=getcompany&CIK=0000356173&type=N-MFP&dateb=&count=20&scd=filings.

Page 12 of 12

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Fund is committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Fund believes that you should be aware of policies to protect the confidentiality of that information.

The Fund collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Fund does not disclose any nonpublic personal information about our current or former shareholders to affiliated or nonaffiliated third parties, except as permitted by law.  For example, the Fund is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with applicable federal and state standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with affiliated or non-affiliated third parties.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-277-6933 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-277-6933.

INVESTMENT ADVISOR

Arrow Investment Advisors, LLC

2943 Olney-Sandy Spring Road, Suite A

Olney, MD  20832

INVESTMENT SUB-ADVISOR

Dorsey, Wright & Associates, Inc.

9201 Forest Hill Avenue, Suite 100

Richmond, VA  23235

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, NY 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/7/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

4/7/11

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

4/7/11